UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Tax-Free Bond Fund Semi-Annual Report July 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	14.8	15.1
Florida	12.3	13.5
Texas	11.5	8.7
California	11.3	13.0
New York	6.7	8.6

Top Five Sectors as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.3	30.2
Health Care	15.1	15.4
Transportation	12.2	12.8
Escrowed/Pre-Refunded	11.7	10.1
Electric Utilities	10.8	11.7

Quality Diversification (% of fund's net assets)

As of July 31, 2016
AAA	5.4%
AA,A	78.1%
BBB	8.5%
BB and Below	0.4%
Not Rated	3.3%
Short-Term Investments and Net Other Assets	4.3%

As of January 31, 2016
AAA	3.7%
AA,A	79.5%
BBB	7.7%
BB and Below	1.6%
Not Rated	3.3%
Short-Term Investments and Net Other Assets	4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.7%
	Principal Amount	Value
Alabama - 0.3%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	1,400,000	1,544,018
Huntsville Pub. Bldg. Auth. Rev.:
5% 10/1/20	$520,000	$534,399
5% 10/1/20 (Pre-Refunded to 4/1/17 @ 100)	280,000	288,341
5% 10/1/22	655,000	673,052
5% 10/1/22 (Pre-Refunded to 4/1/17 @ 100)	345,000	355,278
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (b)	1,685,000	1,694,301
Montgomery Med. Clinic Facilities 5% 3/1/36	2,450,000	2,770,240
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,103,320

TOTAL ALABAMA		8,962,949

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/31	4,340,000	5,370,663
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31	1,685,000	2,066,636
5% 10/1/33	2,200,000	2,677,928
5% 10/1/35	1,600,000	1,927,104

TOTAL ALASKA		12,042,331

Arizona - 1.4%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,092,060
5.25% 10/1/20 (FSA Insured)	2,600,000	2,949,934
5.25% 10/1/23 (FSA Insured)	5,000,000	5,654,500
5.25% 10/1/26 (FSA Insured)	1,000,000	1,127,570
5.25% 10/1/28 (FSA Insured)	500,000	563,450
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 B, 1.243%, tender 1/1/37 (b)	1,000,000	913,070
Series 2008 D, 5.5% 1/1/38	3,400,000	3,622,258
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	5,000,000	5,530,900
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	1,205,000	1,371,615
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,198,040
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,645,066
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,200,000	1,361,880
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 4% 7/1/21	375,000	429,945
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39 (Pre-Refunded to 7/1/18 @ 100)	1,100,000	1,195,062
Phoenix Civic Impt. Board Arpt. Rev. Series 2015 A, 5% 7/1/45	3,170,000	3,802,288
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	7,230,700
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,212,390
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2008 A, 5% 1/1/24	1,000,000	1,062,610
Series 2009 A, 5% 1/1/26	300,000	331,014
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	3,015,225
5.5% 12/1/29	2,100,000	2,721,558
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	323,344
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,076,120

TOTAL ARIZONA		50,430,599

California - 11.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	2,000,000	2,265,480
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	2,009,947
California Edl. Facilities Auth. Rev.:
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	4,850,000	5,051,906
Series U6, 5% 5/1/45	8,600,000	12,942,828
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (b)	10,400,000	11,038,352
Series 2006, 5% 9/1/33 (Pre-Refunded to 9/1/16 @ 100)	1,555,000	1,560,645
Series 2007, 5.625% 5/1/20	5,000	5,019
5% 8/1/20 (Pre-Refunded to 2/1/17 @ 100)	2,745,000	2,806,900
5% 10/1/22	1,500,000	1,697,250
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,161,039
5% 12/1/22	7,810,000	8,272,352
5% 11/1/24	3,000,000	3,166,470
5% 9/1/31 (Pre-Refunded to 9/1/16 @ 100)	1,200,000	1,204,260
5% 9/1/32 (Pre-Refunded to 9/1/16 @ 100)	1,400,000	1,404,970
5.25% 9/1/23	8,500,000	10,335,915
5.25% 12/1/33	35,000	35,115
5.25% 4/1/35	4,300,000	5,218,824
5.25% 3/1/38	2,525,000	2,703,290
5.25% 11/1/40	1,100,000	1,286,285
5.5% 8/1/27	3,200,000	3,512,416
5.5% 8/1/29	4,300,000	4,718,003
5.5% 4/1/30	5,000	5,018
5.5% 3/1/40	600,000	691,224
5.6% 3/1/36	300,000	348,495
6% 3/1/33	5,850,000	6,884,456
6% 4/1/38	3,100,000	3,522,685
6% 11/1/39	11,280,000	13,131,048
6.5% 4/1/33	5,050,000	5,822,297
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	45,000	50,692
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,155,000	2,430,064
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	5,400,000	6,497,928
Series 2013 A, 5% 8/15/52	15,070,000	17,741,158
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	6,475,739
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,024,040
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	3,018,814
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	2,000,000	2,015,820
(Univ. Proj.) Series 2011 B, 5.25% 10/1/25 (Pre-Refunded to 10/1/21 @ 100)	6,000,000	7,309,920
(Various Cap. Projs.):
Series 2012 A, 5% 4/1/24	6,500,000	7,847,840
Series 2012 G, 5% 11/1/25	1,500,000	1,835,835
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	1,400,000	1,684,172
5% 12/1/23	2,600,000	3,126,266
Series 2009 G1, 5.75% 10/1/30	835,000	961,770
Series 2009 I:
6.125% 11/1/29	500,000	585,800
6.375% 11/1/34	1,400,000	1,644,524
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25 (Pre-Refunded to 5/1/19 @ 100)	3,330,000	3,796,067
5.75% 11/1/27 (Pre-Refunded to 5/1/19 @ 100)	5,600,000	6,383,776
6% 11/1/40 (Pre-Refunded to 5/1/19 @ 100)	5,400,000	6,192,504
California Statewide Cmntys. Dev. Auth. Series 2016:
3.25% 5/15/31	1,480,000	1,528,914
5% 5/15/25	1,000,000	1,263,510
5% 5/15/26	1,000,000	1,262,300
5% 5/15/27	1,000,000	1,247,210
5% 5/15/28	1,000,000	1,235,300
5% 5/15/32	1,250,000	1,528,188
5% 5/15/33	1,500,000	1,830,900
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	1,586,039
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,092,797
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	2,046,154
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	2,500,000	3,036,850
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38 (Pre-Refunded to 12/1/17 @ 100)	3,100,000	3,413,565
Long Beach Unified School District Series 2009:
5.75% 8/1/33	90,000	103,011
5.75% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	1,360,000	1,568,434
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,000,000	11,574,300
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/24	2,000,000	2,392,120
5% 3/1/25	1,000,000	1,193,690
Los Angeles Unified School District Series 2002 B, 5% 7/1/22 (Pre-Refunded to 7/1/17 @ 100)	1,200,000	1,249,356
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,135,415
Los Angeles Wastewtr. Sys. Rev. Series 2009 A:
5.75% 6/1/34	4,450,000	5,068,639
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	5,550,000	6,348,479
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,121,250
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,337,698
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,040,190
Northern California Transmission Agcy. Rev. Series 2009:
5% 5/1/23	1,000,000	1,111,170
5% 5/1/23 (Pre-Refunded to 5/1/19 @ 100)	1,235,000	1,380,878
5% 5/1/24	675,000	749,655
5% 5/1/24 (Pre-Refunded to 5/1/19 @ 100)	835,000	933,630
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39 (Pre-Refunded to 1/15/19 @ 100)	1,000,000	1,137,990
Series 2012, 5% 1/15/27	4,865,000	5,663,736
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/20	1,935,000	2,262,596
Series 2015 A:
5% 8/1/27	1,295,000	1,603,741
5% 8/1/28 (FSA Insured)	1,500,000	1,867,350
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	1,500,000	1,657,245
5% 2/1/24	2,915,000	3,454,537
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,165,300
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	837,239
Series B:
0% 8/1/33	4,350,000	2,702,786
0% 8/1/37	8,000,000	4,211,200
0% 8/1/38	4,225,000	2,143,089
0% 8/1/39	7,220,000	3,534,984
0% 8/1/40	1,100,000	519,640
0% 8/1/41	4,900,000	2,232,489
Poway Unified School District Pub. Fing.:
5% 9/1/27	1,050,000	1,271,477
5% 9/1/30	1,370,000	1,624,573
Riverside Swr. Rev. Series 2015 A:
5% 8/1/30	2,880,000	3,548,016
5% 8/1/31	1,630,000	2,003,580
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	1,600,000	1,231,600
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	4,475,000	5,461,827
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,119,400
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	1,723,290
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	4,470,000	5,372,985
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	3,000,000	3,384,450
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	785,863
0% 7/1/36	10,050,000	5,489,913
0% 7/1/37	5,105,000	2,688,548
0% 7/1/39	3,500,000	1,725,850
Series 2008 E:
0% 7/1/47 (a)	2,600,000	1,691,794
0% 7/1/49	9,300,000	3,185,064
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	1,900,000	1,990,003
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24	1,000,000	1,242,450
5% 6/1/27	1,000,000	1,231,420
5% 6/1/32	10,000,000	12,133,000
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,408,059
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	1,700,000	1,894,106
San Marcos Redev. Agcy. Successor Series 2015 A, 5% 10/1/28	2,590,000	3,257,132
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	1,700,000	1,979,055
Series 2010 B, 0% 8/1/47	3,700,000	1,257,445
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	2,795,000	3,192,729
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	954,090
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,392,504
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	165,000	165,523
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (Pre-Refunded to 8/1/18 @ 100)	8,300,000	9,136,142
Univ. of California Revs.:
Series 2009 O:
5.75% 5/15/30 (Pre-Refunded to 5/15/19 @ 100)	5,700,000	6,509,001
5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	3,060,000	3,494,306
Series 2016 O, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	285,000	321,523
Series 2016, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	550,000	620,483
Series O, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	165,000	186,145
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	1,700,000	1,867,042
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,508,080
Washington Township Health Care District Rev.:
Series 2009 A:
5.125% 7/1/17	205,000	212,058
5.25% 7/1/18	230,000	246,684
5.5% 7/1/19	390,000	433,797
6% 7/1/29	1,000,000	1,111,050
Series 2010 A, 5.25% 7/1/30	1,900,000	2,047,136
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Pre-Refunded to 8/1/18 @ 100)	1,200,000	1,320,888
Series 2012, 5% 8/1/27	5,000,000	5,974,350
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	897,350

TOTAL CALIFORNIA		404,090,563

Colorado - 0.6%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,911,440
0% 7/15/22 (Escrowed to Maturity)	4,500,000	4,122,000
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27 (Pre-Refunded to 11/15/16 @ 100)	2,000,000	2,027,080
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,852,230
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	1,450,000	1,669,037
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	1,050,730
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,323,112
Series 2010 C, 5.375% 9/1/26	1,000,000	1,127,330
Univ. of Colorado Enterprise Sys. Rev.:
Series 2009 A, 5.5% 6/1/26 (Pre-Refunded to 6/1/19 @ 100)	1,250,000	1,419,200
Series 2016 A, 5% 6/1/47	3,115,000	3,817,152

TOTAL COLORADO		21,319,311

Connecticut - 0.9%
Connecticut Gen. Oblig. Series 2016 B:
5% 5/15/25	845,000	1,059,850
5% 5/15/27	10,000,000	12,542,300
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2013 A, 1%, tender 7/1/19 (b)	12,000,000	12,037,800
Series 2016 K, 4% 7/1/46	4,465,000	4,774,067

TOTAL CONNECTICUT		30,414,017

Delaware - 0.4%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	13,000,000	15,378,870
District Of Columbia - 0.9%
District of Columbia Hosp. Rev.:
(Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	5,000,000	5,887,250
Series 2015:
5% 7/15/29	4,000,000	4,954,720
5% 7/15/30	6,495,000	8,020,286
District of Columbia Rev. Series B, 4.75% 6/1/32	800,000	895,088
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	5,825,000	3,648,372
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	2,564,216
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	4,569,700

TOTAL DISTRICT OF COLUMBIA		30,539,632

Florida - 12.3%
Brevard County School Board Ctfs. of Prtn.:
Series 2007 B, 5% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	1,000,000	1,040,760
Series 2014, 5% 7/1/27	1,700,000	2,102,254
Series 2015 C:
5% 7/1/25	1,375,000	1,730,589
5% 7/1/27	1,455,000	1,812,319
Broward County Arpt. Sys. Rev. series 2012 Q1, 5% 10/1/22	2,000,000	2,446,020
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/24	8,830,000	10,616,132
Series 2015 A:
5% 7/1/24	940,000	1,175,799
5% 7/1/26	3,635,000	4,585,262
Series 2015 B, 5% 7/1/25	1,560,000	1,982,526
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/20	1,000,000	1,151,060
Series 2012 A1, 5% 6/1/21	3,100,000	3,660,480
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,060,000	9,721,005
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,380,000	7,870,559
Florida Board of Ed. Lottery Rev.:
Series 2011 A, 5% 7/1/20	4,300,000	4,984,990
Series 2016 B, 5% 7/1/20 (c)	6,365,000	7,363,350
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29 (Pre-Refunded to 6/1/17 @ 101)	1,665,000	1,741,240
Series 2011 E, 5% 6/1/24	2,385,000	2,828,538
Series A, 5.5% 6/1/38	700,000	764,848
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	2,400,000	2,814,864
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/26 (Pre-Refunded to 7/1/17 @ 101)	5,675,000	5,974,016
Series 2008 A, 5.25% 7/1/37 (Pre-Refunded to 7/1/17 @ 101)	1,000,000	1,051,560
Series 2011 B, 5% 7/1/23	3,600,000	4,286,484
Series 2012 A, 5% 7/1/25	3,300,000	3,920,565
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,600,000	3,133,910
Series 2015 C, 5% 10/1/35	2,000,000	2,378,200
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	985,000	1,245,119
5% 10/1/31	1,075,000	1,347,706
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,343,441
Series 2009 A, 6.25% 10/1/31 (Pre-Refunded to 10/1/19 @ 100)	1,000,000	1,173,550
Series 2015 B, 5% 10/1/29	1,250,000	1,545,938
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	585,000	652,146
5% 6/1/24	835,000	1,023,785
5% 6/1/28	655,000	793,795
5% 6/1/46	1,225,000	1,419,910
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	5,000,000	5,761,550
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	4,980,000	5,014,561
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,500,000	1,838,670
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	8,000,000	10,091,360
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/24	2,600,000	3,254,394
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2012 A, 4% 10/1/23	2,335,000	2,607,985
Series Three 2010 D, 5% 10/1/38	2,800,000	3,153,136
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,710,283
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (FSA Insured)	1,500,000	1,814,850
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.5% 10/1/30	1,000,000	1,179,360
5.5% 10/1/41	1,500,000	1,745,085
Series 2010 A1, 5.375% 10/1/35	4,240,000	4,907,715
Series 2014 A, 5% 10/1/37	8,500,000	10,205,525
Series 2014 B, 5% 10/1/34	2,225,000	2,680,636
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,220,360
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,711,675
Series 2014 A:
5% 7/1/25	1,430,000	1,779,106
5% 7/1/27	1,000,000	1,229,990
5% 7/1/28	2,225,000	2,722,065
5% 7/1/29	1,010,000	1,229,847
5% 7/1/44	18,800,000	22,109,928
Series 2014 B, 5% 7/1/30	2,500,000	3,031,950
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,616,325
Series 2011 B, 5.625% 5/1/31	2,195,000	2,593,744
Series 2014 D:
5% 11/1/22	2,085,000	2,532,253
5% 11/1/23	5,485,000	6,776,882
5% 11/1/24	6,350,000	7,922,324
5% 11/1/25	6,655,000	8,302,845
Series 2015 A, 5% 5/1/29	12,370,000	15,199,514
Series 2015 B:
5% 5/1/27	13,000,000	16,185,000
5% 5/1/28	7,305,000	9,035,116
Series 2016 A, 5% 5/1/32	10,000,000	12,237,100
Series 2016 B, 5% 8/1/26	4,505,000	5,700,492
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/22	765,000	926,025
5% 7/1/42	800,000	936,568
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	7,471,140
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	915,000	992,263
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,285,000	2,534,659
5.75% 10/1/43	285,000	308,433
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	715,000	793,121
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,826,100
Series 2012 A, 5% 10/1/42	6,315,000	7,175,482
Series 2012 B, 5% 10/1/42	2,500,000	2,840,650
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/28	5,000,000	6,299,500
Series 2016 C, 5% 8/1/33	10,730,000	13,401,448
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,392,064
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39 (Pre-Refunded to 4/1/19 @ 100)	1,000,000	1,121,440
Series 2009 B, 5% 10/1/33 (Pre-Refunded to 10/1/33 @ 100)	6,200,000	6,840,956
Series 2012 A, 5% 10/1/24	1,450,000	1,853,796
Series 2013 A:
5% 10/1/24	2,300,000	2,940,504
5% 10/1/25	1,800,000	2,340,918
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/31	1,500,000	1,755,705
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/22	2,000,000	2,426,700
5% 8/1/23	3,550,000	4,388,049
5% 8/1/24	1,500,000	1,885,125
Series 2015 B:
5% 8/1/23	1,500,000	1,854,105
5% 8/1/24	4,135,000	5,196,661
5% 8/1/25	875,000	1,117,401
Series 2015 D:
5% 8/1/28	1,980,000	2,470,446
5% 8/1/29	6,765,000	8,402,874
5% 8/1/30	6,985,000	8,643,798
5% 8/1/31	7,015,000	8,648,583
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	4,000,000	4,769,480
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,759,478
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	2,300,000	2,465,071
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	3,030,324
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.) 5% 7/1/17	4,385,000	4,563,294
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	500,000	639,760
5% 10/1/28	4,000,000	5,081,560
5% 10/1/30	2,000,000	2,510,680
5% 10/1/32	3,310,000	4,109,332
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,639,551
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	1,425,000	1,743,616
5% 12/1/36	1,100,000	1,286,582
Series 2015 A:
4% 12/1/35	1,600,000	1,686,368
5% 12/1/40	1,000,000	1,155,740
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	1,420,000	1,608,647
5% 10/1/19 (Escrowed to Maturity)	1,305,000	1,478,369
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	1,081,161
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,160,000	1,441,428
5% 8/1/31 (Build America Mutual Assurance Insured)	2,215,000	2,735,259
(Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	982,814

TOTAL FLORIDA		440,337,374

Georgia - 2.6%
Atlanta Wtr. & Wastewtr. Rev.:
Series 2009 A, 6.25% 11/1/39 (Pre-Refunded to 11/1/19 @ 100)	12,700,000	14,957,044
5% 11/1/28	1,500,000	1,883,955
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georga Pwr. Co. Plant Vogtle Proj.) Series 2008, 1.65%, tender 6/18/21 (b)	4,800,000	4,824,672
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	3,000,000	3,105,600
2.2%, tender 4/2/19 (b)	5,900,000	6,057,294
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,890,228
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,832,690
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	2,900,000	3,344,773
6.125% 9/1/40	3,665,000	4,161,681
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	1,000,000	1,186,100
5.25% 10/1/41	1,900,000	2,242,190
Fulton County Wtr. & Swr. Rev.:
Series 2011, 5% 1/1/23	2,500,000	2,924,550
Series 2013, 5% 1/1/32	10,000,000	12,036,700
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,427,240
Series C, 5% 1/1/22	2,900,000	3,465,587
Series GG, 5% 1/1/23	1,600,000	1,956,384
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,459,980
Series S, 5% 10/1/24	1,575,000	1,902,348
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	5,505,003
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art and Design Projs.) Series 2014, 5% 4/1/44	3,700,000	4,285,266
(The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/28	2,560,000	3,070,746
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	1,995,000	1,863,889
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,053,710

TOTAL GEORGIA		92,437,630

Hawaii - 0.1%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/45	3,395,000	4,129,712
Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	2,132,332
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	6,300,000	7,119,945
Series 2015 ID:
5.5% 12/1/26	1,200,000	1,576,896
5.5% 12/1/27	3,250,000	4,205,825
5% 12/1/24	500,000	633,380

TOTAL IDAHO		15,668,378

Illinois - 14.8%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065,000	1,006,606
Chicago Board of Ed.:
Series 2008 C:
5.25% 12/1/23	1,060,000	1,015,745
5.25% 12/1/24	715,000	683,797
Series 2010 F, 5% 12/1/20	570,000	543,917
Series 2011 A:
5.25% 12/1/41	1,510,000	1,413,632
5.5% 12/1/39	2,700,000	2,567,133
Series 2012 A, 5% 12/1/42	1,615,000	1,482,263
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,137,130
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600,000	2,079,280
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,262,504
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	11,479,663
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	210,000	210,300
Series A, 5.5% 1/1/17 (FSA Insured)	1,480,000	1,501,549
Chicago Midway Arpt. Rev. Series 2016 B:
5% 1/1/36	3,500,000	4,197,165
5% 1/1/37	4,000,000	4,785,680
5% 1/1/41	5,000,000	5,959,150
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 C, 6.5% 1/1/41	6,585,000	7,919,582
Series 2013 D, 5% 1/1/27	5,175,000	6,190,697
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	12,000,000	13,889,880
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21 (Pre-Refunded to 12/1/16 @ 100)	1,000,000	1,014,850
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,280,580
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,065,470
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33	2,300,000	2,468,981
5.25% 11/1/38	9,150,000	9,755,456
Cook County Cmnty. College District Series 2013:
5% 12/1/23	2,000,000	2,350,380
5% 12/1/24	1,000,000	1,178,140
5.25% 12/1/25	1,450,000	1,727,197
Cook County Forest Preservation District Series 2012 C:
5% 12/15/22	1,230,000	1,418,547
5% 12/15/37	1,000,000	1,124,560
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,049,020
Series 2010 A, 5.25% 11/15/33	13,180,000	14,519,088
Series 2011 A, 5.25% 11/15/28	1,625,000	1,839,663
Series 2012 C:
5% 11/15/23	4,375,000	5,087,294
5% 11/15/24	3,500,000	4,083,240
5% 11/15/25 (FSA Insured)	5,800,000	6,788,784
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,804,115
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	4,992,176
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35 (Pre-Refunded to 10/1/18 @ 100)	2,400,000	2,656,728
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,100,000	1,244,199
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,496,117
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,359,539
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	2,051,316
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,295,000	2,438,621
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	2,800,000	3,060,876
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	7,630,000	8,725,439
(Provena Health Proj.):
Series 2009 A, 7.75% 8/15/34	6,060,000	7,269,031
Series 2010 A, 6% 5/1/28	5,300,000	6,015,818
(Rush Univ. Med. Ctr. Proj.):
Series 2009 A, 7.25% 11/1/30 (Pre-Refunded to 11/1/18 @ 100)	1,865,000	2,142,866
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	2,300,000	2,676,602
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	2,300,000	2,676,602
Series B, 5.75% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	3,595,000	4,010,546
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	6,825,000	7,158,879
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A:
5.5% 8/15/30	750,000	801,270
6% 8/15/23	1,000,000	1,075,560
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	3,917,565
Series 2008 A:
5.625% 1/1/37	9,995,000	10,546,724
6% 2/1/23 (AMBAC Insured)	400,000	431,148
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	2,880,000	3,309,091
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	150,000	177,602
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	6,210,000	7,375,990
Series 2010 A:
5.5% 8/15/24	1,050,000	1,175,139
5.75% 8/15/29	700,000	785,547
Series 2012 A:
5% 5/15/19	1,000,000	1,108,930
5% 5/15/23	700,000	825,020
Series 2012:
4% 9/1/32	3,000,000	3,096,360
5% 9/1/22	800,000	947,256
5% 9/1/32	4,000,000	4,531,600
5% 9/1/38	5,400,000	6,011,712
5% 11/15/43	1,640,000	1,816,579
Series 2013:
4% 5/15/33	230,000	238,772
5% 11/15/24	1,115,000	1,307,962
5% 11/15/27	400,000	459,052
5% 5/15/43	3,700,000	4,085,910
Series 2015 A:
5% 11/15/31	3,500,000	4,220,790
5% 11/15/45	9,545,000	11,225,206
Series 2015 C:
5% 8/15/35	3,340,000	3,925,769
5% 8/15/44	15,400,000	17,874,010
Series 2016 A, 5% 7/1/33	1,850,000	2,230,305
Series 2016 C:
5% 2/15/21 (c)	4,000,000	4,491,680
5% 2/15/22 (c)	2,115,000	2,409,471
5% 2/15/30 (c)	9,000,000	10,434,780
5% 2/15/41 (c)	2,035,000	2,305,065
5% 11/15/23	1,845,000	2,277,468
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	1,500,000	1,607,955
5.5% 1/1/31	1,000,000	1,210,880
Series 2010:
5% 1/1/21 (FSA Insured)	900,000	984,843
5% 1/1/23 (FSA Insured)	2,100,000	2,283,519
Series 2012 A, 5% 1/1/33	1,700,000	1,818,609
Series 2012:
5% 8/1/19	900,000	978,372
5% 8/1/21	740,000	824,145
5% 3/1/23	1,500,000	1,665,195
5% 8/1/23	1,675,000	1,900,773
5% 3/1/36	1,000,000	1,068,070
Series 2013 A, 5% 4/1/35	900,000	969,021
Series 2013, 5.5% 7/1/38	2,000,000	2,237,100
Series 2014:
5% 2/1/23	1,850,000	2,088,983
5% 2/1/27	1,075,000	1,197,733
5% 4/1/28	580,000	644,165
5% 5/1/28	1,880,000	2,089,958
5% 5/1/32	1,400,000	1,529,388
5% 5/1/33	1,600,000	1,742,240
5.25% 2/1/29	3,900,000	4,368,312
5.25% 2/1/30	2,100,000	2,346,288
Series 2016, 5% 6/1/25	4,465,000	5,123,052
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,270,222
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	1,072,700
5.25% 5/15/32 (FSA Insured)	590,000	632,893
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/29	10,000,000	12,137,200
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2013 A, 5% 1/1/38	20,000,000	23,149,800
Series 2015 A, 5% 1/1/40	6,700,000	8,024,590
Series 2015 B, 5% 1/1/40	3,800,000	4,570,982
Series 2016 A, 5% 12/1/32	6,700,000	8,280,329
Series 2016 B, 5% 1/1/41	13,000,000	15,748,200
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	1,042,019
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	2,110,546
0% 11/1/20 (FSA Insured)	3,850,000	3,482,171
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	4,460,642
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2014, 6.5% 1/1/20 (Escrowed to Maturity)	55,000	65,528
Series 2015:
5% 1/1/27	1,500,000	1,814,475
5% 1/1/28	2,780,000	3,355,710
0% 12/1/17 (AMBAC Insured)	910,000	892,000
0% 12/1/17 (Escrowed to Maturity)	90,000	89,075
6.5% 1/1/20 (AMBAC Insured)	310,000	364,405
6.5% 1/1/20 (Escrowed to Maturity)	535,000	637,410
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,875,000	13,149,941
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	837,396
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,918,280
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,343,648
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.):
Series 1996 A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255,000	3,232,964
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,900,000	7,067,291
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,500,000	5,419,265
0% 6/15/44 (FSA Insured)	19,125,000	6,412,613
0% 6/15/45 (FSA Insured)	12,145,000	3,904,496
0% 6/15/47 (FSA Insured)	5,660,000	1,646,834
Series 2012 B:
0% 12/15/51	5,900,000	1,257,821
5% 6/15/52	7,100,000	7,734,811
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,878,161
Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	4,870,000	5,518,635
Series 2010 A:
5% 4/1/25	1,700,000	1,904,051
5.25% 4/1/30	1,020,000	1,150,305
Series 2013:
6% 10/1/42	1,935,000	2,330,011
6.25% 10/1/38	1,900,000	2,335,043
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	420,000	419,324
0% 11/1/16 (FSA Insured)	1,280,000	1,276,851
0% 11/1/18 (Escrowed to Maturity)	945,000	925,939
0% 11/1/18 (FSA Insured)	4,085,000	3,973,234
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,248,914
0% 11/1/19 (FSA Insured)	8,310,000	7,944,776

TOTAL ILLINOIS		527,985,828

Indiana - 2.5%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	2,875,000	3,398,940
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (Pre-Refunded to 7/15/17 @ 100)	1,000,000	1,042,490
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29 (Pre-Refunded to 8/1/16 @ 100)	1,000,000	1,000,000
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (Pre-Refunded to 7/15/17 @ 100)	1,525,000	1,588,318
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,607,933
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	3,100,000	3,705,926
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,902,249
Indiana Fin. Auth. Rev.:
Series 2012:
5% 3/1/25	1,000,000	1,165,040
5% 3/1/30	500,000	568,320
5% 3/1/41	2,590,000	2,878,060
Series 2015 A, 5.25% 2/1/32	2,940,000	3,687,230
Series 2015, 5% 3/1/36	4,500,000	5,214,105
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	850,000	1,031,127
5% 10/1/37	1,700,000	1,985,617
Series 2014 A:
5% 10/1/25	1,200,000	1,499,508
5% 10/1/26	1,750,000	2,180,745
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	2,167,235
(CWA Auth. Proj.) Series 2015 A:
5% 10/1/29	2,295,000	2,861,865
5% 10/1/45	12,700,000	14,989,302
Series 2011 A, 5.25% 10/1/26	1,000,000	1,193,230
Series 2011 B, 5% 10/1/41	2,000,000	2,285,400
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (Pre-Refunded to 5/1/18 @ 100)	1,600,000	1,729,776
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001:
1.6%, tender 2/1/17 (b)	10,000	10,048
1.6%, tender 2/1/17 (b)	2,790,000	2,803,755
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	800,000	936,608
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	993,900
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,060,700
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	9,389,836
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,011,660
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
5% 7/15/27	5,000,000	5,980,250
5% 1/15/30	4,300,000	5,094,081
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/27 (Pre-Refunded to 7/1/19 @ 100)	1,220,000	1,373,915

TOTAL INDIANA		90,337,169

Kansas - 0.4%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/26	4,020,000	4,782,875
Series 2016 A:
5% 9/1/40	4,200,000	5,014,086
5% 9/1/45	5,125,000	6,095,521

TOTAL KANSAS		15,892,482

Kentucky - 2.0%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/21	1,185,000	1,301,888
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/19	1,000,000	1,099,330
5% 1/1/20	485,000	549,544
5% 1/1/24	800,000	984,968
5% 1/1/27	1,500,000	1,882,800
5% 1/1/33	1,300,000	1,588,093
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2010 A, 6% 6/1/30	945,000	1,085,852
Series 2015 A:
4.5% 6/1/46	1,520,000	1,582,305
5.25% 6/1/50	9,270,000	10,499,944
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,605,000	1,705,264
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	5,350,000	6,644,968
Series 2016 B, 5% 11/1/26	11,400,000	14,265,618
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	1,275,000	1,569,410
5.75% 10/1/38	3,105,000	3,824,584
Series 2016 A:
5% 10/1/31 (c)	6,400,000	7,831,360
5% 10/1/32 (c)	6,000,000	7,311,840
5% 10/1/33 (c)	4,400,000	5,340,104
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,179,100

TOTAL KENTUCKY		70,246,972

Louisiana - 1.2%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	3,750,000	4,296,675
Louisiana Gen. Oblig. Series 2016 B:
5% 8/1/27	10,420,000	13,088,666
5% 8/1/28	3,465,000	4,334,715
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	800,000	937,448
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Pre-Refunded to 6/1/17 @ 100)	1,500,000	1,560,315
5.5% 6/1/41 (Pre-Refunded to 6/1/17 @ 100)	4,770,000	4,966,715
New Orleans Gen. Oblig. Series 2012:
5% 12/1/24	2,455,000	2,954,568
5% 12/1/25	2,400,000	2,867,616
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/23	2,500,000	2,969,975
5.5% 5/15/29	5,000,000	5,527,200

TOTAL LOUISIANA		43,503,893

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2008 D:
5.75% 7/1/38	1,255,000	1,367,548
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	545,000	597,811
Maine Tpk. Auth. Tpk. Rev.:
Series 2007:
5.25% 7/1/27 (Pre-Refunded to 7/1/17 @ 100)	1,065,000	1,110,827
5.25% 7/1/37 (Pre-Refunded to 7/1/17 @ 100)	1,500,000	1,564,545
Series 2015, 5% 7/1/37	1,700,000	2,080,154

TOTAL MAINE		6,720,885

Maryland - 0.4%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	1,042,370
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,880,000	2,097,347
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18 (Escrowed to Maturity)	255,000	264,932
6% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	4,200,000	4,518,192
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,100,000	1,301,619
Series 2015, 5% 7/1/40	2,000,000	2,341,380
Series 2016 A:
4% 7/1/42	780,000	844,342
5% 7/1/35	1,700,000	2,037,977
5% 7/1/38	1,125,000	1,338,964

TOTAL MARYLAND		15,787,123

Massachusetts - 0.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A:
5% 7/1/40	895,000	1,102,461
5% 7/1/45	890,000	1,092,253
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2011 I, 6.75% 1/1/36	1,000,000	1,207,090
Series 2015 D, 5% 7/1/44	2,575,000	3,010,124
Massachusetts Gen. Oblig. Series 2016 A, 5% 3/1/46	1,275,000	1,532,767
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,086,050

TOTAL MASSACHUSETTS		9,030,745

Michigan - 3.6%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	800,000	868,880
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300,000	2,308,924
Detroit Wtr. Supply Sys. Rev. Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,695,300
7% 7/1/36 (FSA Insured)	1,400,000	1,627,220
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	1,000,000	1,179,340
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (Pre-Refunded to 5/1/18 @ 100)	800,000	861,424
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,450,677
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 I:
5% 4/15/27	14,000,000	17,701,040
5% 4/15/28	2,000,000	2,507,580
5% 4/15/29	1,500,000	1,863,570
Series IA:
5.375% 10/15/41	1,000,000	1,174,510
5.5% 10/15/45	2,000,000	2,362,440
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	2,350,000	2,747,291
5% 6/1/20 (Escrowed to Maturity)	750,000	867,278
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	1,100,000	1,340,119
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	2,400,000	2,923,896
Series 2012:
5% 11/15/36	1,300,000	1,507,519
5% 11/15/42	2,950,000	3,402,206
Series 2013, 5% 8/15/29	3,865,000	4,574,885
Series 2015 MI, 5% 12/1/25	3,000,000	3,836,550
Michigan Gen. Oblig.:
Series 2007, 5.25% 9/15/21 (Pre-Refunded to 9/15/17 @ 100)	3,625,000	3,815,639
Series 2016:
5% 3/15/26 (c)	7,500,000	9,567,525
5% 3/15/27 (c)	1,895,000	2,435,170
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	2,000,000	2,179,780
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	2,720,000	3,082,902
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	655,000	742,390
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	125,000	141,149
Michigan Muni. Bond Auth. Rev. Series 2009, 5% 10/1/26	4,165,000	4,719,695
Portage Pub. Schools:
Series 2008, 5% 5/1/23 (Pre-Refunded to 5/1/18 @ 100)	5,275,000	5,680,015
Series 2016:
5% 11/1/33	1,000,000	1,222,730
5% 11/1/36	1,250,000	1,512,713
5% 11/1/37	1,000,000	1,208,250
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	900,000	1,041,948
Warren Consolidated School District Series 2016:
5% 5/1/28	4,100,000	4,969,569
5% 5/1/29	4,230,000	5,098,757
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,300,000	1,594,346
5% 12/1/31	2,300,000	2,814,257
5% 12/1/40 (FSA Insured)	3,000,000	3,576,420
Series 2015 G:
5% 12/1/31	1,500,000	1,835,385
5% 12/1/32	1,500,000	1,828,365
5% 12/1/33	2,000,000	2,428,480
Series 2015, 5% 12/1/29	1,600,000	1,965,280
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,310,711
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	5,085,115

TOTAL MICHIGAN		128,657,240

Minnesota - 0.8%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,838,300
Maple Grove Health Care Facilities Series 2015, 5% 9/1/27	1,285,000	1,551,393
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	1,000,000	1,028,240
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	9,015,266
Minneapolis Health Care Sys. Rev.:
6.5% 11/15/38	845,000	944,127
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	155,000	175,668
Minnesota Gen. Oblig. 5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	40,000	41,759
Minnesota Higher Ed. Facilities Auth. Rev.:
5% 3/1/20	890,000	912,339
5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,300,000	1,333,475
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40	700,000	832,027
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21 (Pre-Refunded to 1/1/19 @ 100)	1,915,000	2,115,405
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	1,225,000	1,279,917
Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	6,690,000	7,668,078
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36 (Pre-Refunded to 11/15/16 @ 100)	1,000,000	1,013,680

TOTAL MINNESOTA		29,749,674

Missouri - 0.4%
Kansas City Spl. Oblig.:
4% 9/1/18	400,000	426,064
5% 9/1/21	295,000	330,674
5% 9/1/22	500,000	560,305
5% 9/1/23	400,000	448,112
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38 (Pre-Refunded to 5/1/17 @ 100)	1,000,000	1,039,030
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,406
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	400,000	416,744
3.25% 2/1/28	400,000	417,464
4% 2/1/40	400,000	425,160
5% 2/1/34	3,115,000	3,667,414
5% 2/1/36	1,200,000	1,401,360
5% 2/1/45	1,900,000	2,199,231
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	943,008

TOTAL MISSOURI		12,399,972

Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.951% 12/1/17 (b)	1,000,000	995,010
Douglas County Hosp. Auth. #2 Health Facilities Rev. 6% 8/15/24	1,080,000	1,142,888
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/26 (Pre-Refunded to 1/1/18 @ 100)	2,550,000	2,709,273
Series 2016 A:
5% 1/1/32	1,670,000	2,063,903
5% 1/1/34	1,000,000	1,226,340
Series 2016 B, 5% 1/1/32	5,000,000	6,179,350

TOTAL NEBRASKA		14,316,764

Nevada - 0.9%
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,400,000	1,587,586
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	1,900,000	2,241,563
Series 2012 B, 5% 6/1/42	3,260,000	3,852,440
Series 2016 A:
5% 6/1/35	4,150,000	5,126,371
5% 6/1/36	6,000,000	7,381,920
Series 2016 B:
5% 6/1/34	7,495,000	9,295,524
5% 6/1/36	2,700,000	3,321,864

TOTAL NEVADA		32,807,268

New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	3,256,033
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	2,200,000	2,296,602
Series 2012:
4% 7/1/23	1,000,000	1,110,380
4% 7/1/32	900,000	943,920
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/19	2,890,000	3,263,272
5% 2/1/20	1,300,000	1,481,025

TOTAL NEW HAMPSHIRE		12,351,232

New Jersey - 1.9%
New Jersey Ctfs. of Prtn. Series 2009 A:
5.125% 6/15/24	1,500,000	1,607,370
5.25% 6/15/28	1,000,000	1,071,290
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE:
5% 9/1/20	1,255,000	1,388,733
5% 9/1/20 (Escrowed to Maturity)	3,395,000	3,955,515
Series 2013:
5% 3/1/23	4,500,000	5,125,680
5% 3/1/24	6,200,000	7,014,122
5% 3/1/25	700,000	792,365
Series 2015 XX, 5% 6/15/26	15,000,000	17,269,500
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	30,000	33,290
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,625,000	3,151,943
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2008, 6.625% 7/1/38	3,700,000	4,044,100
Series 2016 A, 5% 7/1/30	1,000,000	1,247,090
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,533,350
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	464,872
Series 2014 AA, 5% 6/15/24	15,000,000	17,269,350

TOTAL NEW JERSEY		65,968,570

New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,299,520
New York - 6.7%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	5,200,000	6,180,096
New York City Gen. Oblig.:
Series 2008:
5.25% 8/15/27	2,120,000	2,316,672
5.25% 8/15/27 (Pre-Refunded to 8/15/18 @ 100)	80,000	87,490
Series 2009:
5.625% 4/1/29	465,000	525,799
5.625% 4/1/29 (Pre-Refunded to 4/1/19 @ 100)	535,000	604,951
Series 2012 A1, 5% 8/1/24	2,720,000	3,238,514
Series 2012 F, 5% 8/1/24	10,525,000	12,645,472
Series 2012 G1, 5% 4/1/25	5,040,000	6,066,749
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	1,065,000	1,125,471
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,016,740
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,003,260
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40 (Pre-Refunded to 6/15/18 @ 100)	1,245,000	1,365,055
Series 2009 CC, 5% 6/15/34	3,585,000	3,865,490
Series 2009 EE, 5.25% 6/15/40	3,300,000	3,711,312
Series 2009 FF 2, 5.5% 6/15/40	4,800,000	5,436,576
Series 2011 EE, 5.375% 6/15/43	22,705,000	26,863,875
Series 2012 EE, 5.25% 6/15/30	6,300,000	7,709,121
Series 2013 EE, 5% 6/15/47	11,710,000	13,986,424
Series 2014 CC, 5% 6/15/47	5,800,000	6,957,796
Series 2015 AA, 5% 6/15/44	8,900,000	10,705,098
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	6,415,000	7,073,628
6% 7/15/38	13,000,000	14,305,330
Series 2009 S3, 5.25% 1/15/39	8,300,000	9,147,347
Series 2009 S4:
5.5% 1/15/39	1,200,000	1,333,452
5.75% 1/15/39	2,500,000	2,798,325
Series S1:
5% 7/15/24	2,000,000	2,444,160
5% 7/15/27	2,000,000	2,430,040
New York City Transitional Fin. Auth. Rev. Series 2015 E1, 5% 2/1/41	1,615,000	1,959,431
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	7,205,000	9,146,603
5% 11/15/29	5,000,000	6,313,300
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A:
4% 5/15/21	1,500,000	1,705,890
4% 5/15/22	5,000,000	5,767,800
5% 5/15/23	2,000,000	2,423,360
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32 (Pre-Refunded to 3/15/17 @ 100)	3,900,000	4,007,913
Series 2008 B, 5.75% 3/15/36	5,500,000	6,208,125
5% 2/15/34	1,750,000	1,930,233
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	340,000	354,566
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,433,830
Series 2008, 6.5% 11/15/28	915,000	1,033,877
Series 2012 D, 5% 11/15/25	9,500,000	11,607,575
Series 2012 F, 5% 11/15/24	4,600,000	5,639,186
Series 2014 B, 5.25% 11/15/44	2,215,000	2,693,994
6.5% 11/15/28 (Pre-Refunded to 11/15/18 @ 100)	2,685,000	3,041,702
New York Thruway Auth. Gen. Rev. Series 2007 H, 5% 1/1/25	4,000,000	4,243,400
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21 (Pre-Refunded to 4/1/17 @ 100)	1,900,000	1,957,000
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/18 (FSA Insured)	1,825,000	1,942,238
Tobacco Settlement Fing. Corp.:
Series 2011:
5% 6/1/17	4,000,000	4,149,640
5% 6/1/17	3,600,000	3,734,676
Series 2013 B, 5% 6/1/21	40,000	40,055
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,431,138

TOTAL NEW YORK		240,709,775

North Carolina - 1.2%
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,317,840
Series 2012, 5% 11/1/41	1,630,000	1,818,086
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26 (Pre-Refunded to 1/1/19 @ 100)	3,730,000	4,115,607
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	3,153,882
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009, 5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	715,000	788,917
Series 2015 A, 5% 1/1/28	3,500,000	4,451,685
Series 2015 C:
5% 1/1/29	8,000,000	10,096,400
5% 1/1/30	10,000,000	12,513,000
5% 1/1/30	285,000	310,302
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,291,993
Randolph County Ctfs. of Prtn. 5% 2/1/20 (Pre-Refunded to 2/1/17 @ 100)	1,500,000	1,533,525

TOTAL NORTH CAROLINA		43,391,237

North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,674,360
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	3,700,000	4,071,776

TOTAL NORTH DAKOTA		5,746,136

Ohio - 1.4%
American Muni. Pwr., Inc. Rev.:
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	900,000	1,049,481
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	4,000,000	4,843,560
Series 2016, 5% 2/15/46	1,280,000	1,543,910
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,900,000	7,187,321
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	1,755,000	1,815,530
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/31 (FSA Insured)	1,000,000	1,196,100
5% 1/1/26 (FSA Insured)	500,000	619,080
5% 1/1/27 (FSA Insured)	2,175,000	2,675,903
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090,000	1,201,344
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,199,268
Columbus City School District 5% 12/1/32 (c)	1,000,000	1,247,560
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,646,900
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,900,000	2,311,236
Lake County Hosp. Facilities Rev.:
Series 2015, 5% 8/15/26	1,170,000	1,409,394
6% 8/15/43	400,000	438,196
6% 8/15/43 (Pre-Refunded to 8/15/18 @ 100)	2,100,000	2,327,031
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,900,000	2,361,092
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	4,400,000	4,782,404
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	700,000	729,239
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	2,446,150
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,542,282
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	1,265,000	1,555,887

TOTAL OHIO		51,128,868

Oklahoma - 0.8%
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/39	7,000,000	8,324,540
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,105,000	1,367,515
5% 10/1/32	1,100,000	1,317,910
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20 (Pre-Refunded to 8/15/18 @ 100)	2,000,000	2,198,180
5.5% 8/15/22 (Pre-Refunded to 8/15/18 @ 100)	2,400,000	2,637,816
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	3,625,000	4,098,570
Series 2012:
5% 2/15/21	955,000	1,116,491
5% 2/15/24	1,800,000	2,137,518
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	3,705,000	4,444,036
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,225,738

TOTAL OKLAHOMA		28,868,314

Oregon - 0.1%
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	1,900,000	2,258,226
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	1,077,043
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,088,660

TOTAL OREGON		4,423,929

Pennsylvania - 2.2%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,115,680
5% 8/15/20	3,000,000	3,369,150
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	1,000,000	1,303,800
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,330,000	1,650,836
Mifflin County School District Series 2007, 7.75% 9/1/30 (Pre-Refunded to 9/1/17 @ 100)	400,000	431,040
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	2,152,455
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	1,400,000	1,655,276
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A, 5% 10/1/23	2,160,000	2,579,148
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/21	1,700,000	1,805,196
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	700,000	718,228
Series 2015 1, 5% 3/15/29	8,125,000	9,908,763
Series 2015, 5% 3/15/33	2,460,000	2,957,264
Series 2016, 5% 2/1/29	18,935,000	23,291,375
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016:
5% 5/1/29 (c)	1,000,000	1,236,430
5% 5/1/31 (c)	1,000,000	1,227,600
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/29 (FSA Insured)	5,630,000	6,955,978
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.):
Ninth Series, 5.25% 8/1/40	3,800,000	4,289,022
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	2,187,465
5% 8/1/26	1,000,000	1,237,480
5% 8/1/27	1,000,000	1,225,530
5% 8/1/28	2,000,000	2,438,320
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,744,150
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22	1,000,000	1,176,170
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,363,200

TOTAL PENNSYLVANIA		80,019,556

Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/20 (c)	340,000	384,550
5% 5/15/21 (c)	2,000,000	2,311,480
5% 5/15/29 (c)	1,250,000	1,503,525
5% 5/15/32 (c)	1,610,000	1,907,592

TOTAL RHODE ISLAND		6,107,147

South Carolina - 5.0%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Pre-Refunded to 12/1/17 @ 100)	1,000,000	1,057,680
Scago Edl. Facilities Corp. for Colleton School District:
(School District of Colleton County Proj.) Series 2015, 5% 12/1/24	4,535,000	5,569,887
(School Proj.):
5% 12/1/16 (Escrowed to Maturity)	1,000,000	1,014,850
5% 12/1/18 (Pre-Refunded to 12/1/16 @ 100)	1,880,000	1,907,918
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	2,900,000	3,443,808
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,808,172
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,700,000	2,998,701
Series 2012 C, 5% 12/1/18	7,000,000	7,685,160
Series 2013 E, 5.5% 12/1/53	14,000,000	16,733,640
Series 2014 A:
5% 12/1/49	29,450,000	34,403,196
5.5% 12/1/54	14,400,000	17,339,904
Series 2014 C, 5% 12/1/46	19,400,000	22,897,432
Series 2015 A, 5% 12/1/50	6,545,000	7,725,783
Series 2015 C, 5% 12/1/21	22,000,000	26,415,180
Series 2015 E, 5.25% 12/1/55	3,000,000	3,640,770
Series 2016 B:
5% 12/1/35	3,630,000	4,462,541
5% 12/1/36	5,445,000	6,665,987
5% 12/1/37	5,445,000	6,649,380
Series 2016 C:
5% 12/1/22 (c)	500,000	600,870
5% 12/1/23 (c)	840,000	1,025,455
5% 12/1/24 (c)	495,000	612,647
5% 12/1/25 (c)	360,000	450,079
5% 12/1/26 (c)	1,000,000	1,261,360
5% 12/1/27 (c)	1,600,000	1,999,952
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38 (Pre-Refunded to 5/1/18 @ 100)	1,590,000	1,725,850

TOTAL SOUTH CAROLINA		180,096,202

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B, 5% 11/1/44	5,000,000	5,860,850
Tennessee - 0.1%
Jackson Hosp. Rev.:
5.75% 4/1/41	405,000	435,420
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	1,095,000	1,184,823
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	935,000	939,179

TOTAL TENNESSEE		2,559,422

Texas - 11.5%
Aledo Independent School District:
(School Bldg. Proj.) Series 2006 A, 5% 2/15/43 (Pre-Refunded to 2/15/18 @ 100)	2,000,000	2,135,380
Series 2016, 5% 2/15/43	6,800,000	8,376,716
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19 (Pre-Refunded to 8/1/18 @ 100)	1,500,000	1,644,240
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	4,010,000	5,004,681
Bastrop Independent School District Series 2007:
5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	1,000,000	1,025,430
5.25% 2/15/42 (Pre-Refunded to 2/15/17 @ 100)	3,255,000	3,337,775
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (Pre-Refunded to 5/1/17 @ 100)	1,715,000	1,772,384
5% 5/1/20 (Pre-Refunded to 5/1/17 @ 100)	1,325,000	1,369,335
Brazosport College District:
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	115,000	123,662
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	885,000	951,658
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (Pre-Refunded to 8/1/17 @ 100)	1,670,000	1,744,282
Central Reg'l. Mobility Auth.:
Series 2015 A, 5% 1/1/45	1,000,000	1,176,730
Series 2016, 5% 1/1/40	3,000,000	3,548,100
5% 1/1/40	2,000,000	2,363,860
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	4,092,104
Crowley Independent School District Series 2006, 5.25% 8/1/33 (Pre-Refunded to 8/1/16 @ 100)	500,000	500,000
Cypress-Fairbanks Independent School District Series 2014 C, 5% 2/15/44	2,530,000	3,032,888
Dallas Area Rapid Transit Sales Tax Rev.:
5.25% 12/1/38	2,400,000	2,641,104
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	3,215,000	3,559,230
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/22	1,500,000	1,516,275
Series 2010 A, 5% 11/1/42	5,200,000	5,987,228
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	500,000	543,925
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33 (Pre-Refunded to 10/1/18 @ 100)	3,000,000	3,276,180
El Paso Gen. Oblig. Series 2016:
5% 8/15/30	7,290,000	9,148,586
5% 8/15/31	3,810,000	4,750,194
5% 8/15/32	3,625,000	4,501,126
5% 8/15/34	3,755,000	4,624,696
5% 8/15/42	25,845,000	31,368,077
Freer Independent School District Series 2007, 5.25% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	215,000	225,374
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	2,947,343
Granbury Independent School District 0% 8/1/19	1,000,000	975,790
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	27,390,000	31,833,754
5.25% 10/1/51	25,400,000	30,413,198
5.5% 4/1/53	2,300,000	2,710,136
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	5,200,000	6,079,840
Harris County Gen. Oblig. (Road Proj.) Series 2008 B, 5.25% 8/15/47 (Pre-Refunded to 8/15/18 @ 100)	11,600,000	12,690,980
Houston Arpt. Sys. Rev. Series 2011 B:
5% 7/1/25	1,460,000	1,709,353
5% 7/1/26	3,000,000	3,510,810
Lewisville Independent School District 0% 8/15/18	1,025,000	1,011,357
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/30	4,500,000	5,501,205
5% 5/15/31	7,200,000	8,769,816
Series 2015 D:
5% 5/15/27	1,500,000	1,875,870
5% 5/15/29	2,150,000	2,645,726
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Pre-Refunded to 2/15/19 @ 100)	4,500,000	5,078,115
6% 2/15/49 (Pre-Refunded to 2/15/19 @ 100)	5,000,000	5,673,750
Mansfield Independent School District 5.5% 2/15/17	15,000	15,058
North Forest Independent School District Series A, 5% 8/15/18 (Pre-Refunded to 8/15/16 @ 100)	2,125,000	2,128,273
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,077,950
5% 6/1/25	2,100,000	2,263,296
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35 (Pre-Refunded to 9/1/16 @ 100)	1,000,000	1,003,520
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,700,000	2,284,528
Series 2009 A, 6.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,440,000	2,765,081
Series 2009, 6.25% 1/1/39	560,000	627,144
Series 2011 A:
5.5% 9/1/41	5,370,000	6,457,157
6% 9/1/41	2,100,000	2,577,645
Series 2011 D, 5% 9/1/28	4,700,000	5,554,319
Series 2014 A, 5% 1/1/24	2,500,000	3,105,575
Series 2015 B, 5% 1/1/31	7,115,000	8,692,040
Series 2016 A:
5% 1/1/32	3,000,000	3,707,610
5% 1/1/39	1,000,000	1,205,680
6% 1/1/24	150,000	161,210
6% 1/1/25	740,000	795,189
6% 1/1/25 (Pre-Refunded to 1/1/18 @ 100)	5,260,000	5,658,498
Prosper Independent School District Series 2007, 5.375% 8/15/33 (Pre-Refunded to 8/15/17 @ 100)	2,400,000	2,518,896
Rockwall Independent School District Series 2016, 5% 2/15/46	16,220,000	19,623,443
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	600,000	652,122
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24 (Pre-Refunded to 2/1/18 @ 100)	1,000,000	1,065,210
Series 2012, 5.25% 2/1/25	1,600,000	2,072,416
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	3,540,000	4,287,152
5% 5/15/26	7,000,000	8,455,650
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,274,496
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/40	3,525,000	4,339,804
5% 10/1/45	4,000,000	4,904,360
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A, 4% 8/15/43	1,005,000	1,090,184
Series 2015, 5% 9/1/30	5,000,000	5,849,300
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	1,015,000	1,130,649
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	785,000	874,443
Texas Gen. Oblig.:
Series 2006 A, 5% 4/1/29 (Pre-Refunded to 4/1/17 @ 100)	1,020,000	1,050,733
Series 2014 A, 5% 10/1/44	3,000,000	3,626,790
Series 2016:
5% 4/1/41	3,120,000	3,842,904
5% 4/1/43	12,000,000	14,757,120
5% 4/1/46	7,400,000	9,078,616
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	130,000	139,394
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	1,370,000	1,470,188
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/16	4,035,000	4,033,305
0% 9/1/16 (Escrowed to Maturity)	20,000	19,992
0% 9/1/16 (Escrowed to Maturity)	1,505,000	1,504,398
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,504,166
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/25 (Pre-Refunded to 4/1/17 @ 100)	1,200,000	1,236,156
5% 4/1/26 (Pre-Refunded to 4/1/17 @ 100)	1,525,000	1,570,948
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000,000	1,044,570
Series 2015 A:
5% 10/15/40	4,500,000	5,531,490
5% 10/15/45	3,900,000	4,761,276
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	855,000	873,536
Waller Independent School District 5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	5,100,000	5,484,132

TOTAL TEXAS		410,515,875

Utah - 0.1%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25	1,680,000	2,012,774
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	1,785,000	1,941,277

TOTAL UTAH		3,954,051

Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (Pre-Refunded to 6/1/18 @ 100)	3,900,000	4,248,309
Virginia - 0.6%
Fredericksburg Econ. Dev. Auth. Rev. 5% 6/15/26	1,960,000	2,400,373
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (b)	6,000,000	6,216,420
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	345,000	371,513
5% 6/15/28	1,000,000	1,245,090
5% 6/15/33	225,000	273,251
5% 6/15/36	1,000,000	1,198,020
Univ. of Virginia Gen. Rev. Series 2015 A, 5% 4/1/45	3,000,000	3,709,680
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	1,400,000	1,686,370
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,500,000	2,938,625

TOTAL VIRGINIA		20,039,342

Washington - 2.0%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	886,140
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (Pre-Refunded to 6/1/18 @ 100)	3,000,000	3,254,340
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	7,700,000	8,262,023
Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	1,000,000	1,109,350
Port of Seattle Rev. Series 2016:
5% 2/1/25 (c)	1,250,000	1,577,238
5% 2/1/28 (c)	2,000,000	2,522,420
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,671,481
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	4,146,730
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	9,816,400
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,728,450
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,760,830
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,500,000	1,736,715
Series 2010 A, 5.25% 8/15/20	2,325,000	2,623,972
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	4,398,766
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,500,000	1,629,690
Series 2012 A, 5% 10/1/24	6,700,000	8,123,281
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	2,200,000	2,535,148
Series 2015, 5% 1/1/26	2,000,000	2,485,620

TOTAL WASHINGTON		72,268,594

West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	4,555,000	4,590,438
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35 (Pre-Refunded to 12/1/18 @ 100)	1,300,000	1,450,449
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,000,000	1,112,840
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	2,900,000	3,455,727

TOTAL WEST VIRGINIA		10,609,454

Wisconsin - 1.2%
Wisconsin Health & Edl. Facilities:
Series 2014:
4% 5/1/33	1,475,000	1,508,483
5% 5/1/23	1,410,000	1,604,030
5% 5/1/25	775,000	880,795
Series 2015, 5% 12/15/44	10,000,000	11,671,100
Series 2016 A, 5% 11/15/39	9,590,000	11,780,421
Series 2016, 5% 2/15/29 (c)	1,290,000	1,569,027
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,000,000	1,140,330
5.75% 7/1/30	1,000,000	1,159,190
Series 2013 B:
5% 7/1/26	750,000	890,820
5% 7/1/36	1,900,000	2,177,647
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,185,540
Series 2012:
5% 10/1/24	1,400,000	1,674,554
5% 6/1/27	1,000,000	1,163,630
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,000,000	1,224,440
5% 6/1/39	1,190,000	1,345,545

TOTAL WISCONSIN		41,975,552

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	2,938,624
TOTAL MUNICIPAL BONDS
(Cost $3,136,009,089)		3,420,267,940

Municipal Notes - 0.3%
Kentucky - 0.1%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	5,240,000	$5,428,588
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.65% 8/5/16, VRDN (b)	3,000,000	3,000,000
Series 2010 B1, 0.65% 8/5/16, VRDN (b)	2,500,000	2,500,000

TOTAL LOUISIANA		5,500,000

TOTAL MUNICIPAL NOTES
(Cost $10,890,856)		10,928,588
	Shares	Value

Money Market Funds - 3.7%
Fidelity Tax-Free Cash Central Fund, 0.42% (d)
(Cost $130,438,000)	130,438,000	130,438,000
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $3,277,337,945)		3,561,634,528
NET OTHER ASSETS (LIABILITIES) - 0.3%		10,941,895
NET ASSETS - 100%		$3,572,576,423

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$88,795
Total	$88,795

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$3,431,196,528	$--	$3,431,196,528	$--
Money Market Funds	130,438,000	130,438,000	--	--
Total Investments in Securities:	$3,561,634,528	$130,438,000	$3,431,196,528	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	31.3%
Health Care	15.1%
Transportation	12.2%
Escrowed/Pre-Refunded	11.7%
Electric Utilities	10.8%
Water & Sewer	6.8%
Others (Individually Less Than 5%)(a)	12.1%
100.0%

 (a) Includes cash equivalents and net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,146,899,945)	$3,431,196,528
Fidelity Central Funds (cost $130,438,000)	130,438,000
Total Investments (cost $3,277,337,945)		$3,561,634,528
Cash		57,390,474
Receivable for investments sold		7,542,401
Receivable for fund shares sold		4,724,546
Interest receivable		33,864,526
Distributions receivable from Fidelity Central Funds		41,154
Other receivables		7,753
Total assets		3,665,205,382
Liabilities
Payable for investments purchased
Regular delivery	$5,745,958
Delayed delivery	80,663,066
Payable for fund shares redeemed	800,349
Distributions payable	4,642,780
Accrued management fee	439,185
Other affiliated payables	268,079
Other payables and accrued expenses	69,542
Total liabilities		92,628,959
Net Assets		$3,572,576,423
Net Assets consist of:
Paid in capital		$3,285,230,800
Distributions in excess of net investment income		(1,130,462)
Accumulated undistributed net realized gain (loss) on investments		4,179,502
Net unrealized appreciation (depreciation) on investments		284,296,583
Net Assets, for 296,963,879 shares outstanding		$3,572,576,423
Net Asset Value, offering price and redemption price per share ($3,572,576,423 ÷ 296,963,879 shares)		$12.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2016 (Unaudited)
Investment Income
Interest		$55,837,507
Income from Fidelity Central Funds		88,795
Total income		55,926,302
Expenses
Management fee	$5,949,995
Transfer agent fees	1,250,462
Accounting fees and expenses	282,664
Custodian fees and expenses	11,612
Independent trustees' fees and expenses	7,393
Registration fees	139,802
Audit	29,001
Legal	4,900
Miscellaneous	14,212
Total expenses before reductions	7,690,041
Expense reductions	(3,600,189)	4,089,852
Net investment income (loss)		51,836,450
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,456,533
Total net realized gain (loss)		4,456,533
Change in net unrealized appreciation (depreciation) on investment securities		71,477,409
Net gain (loss)		75,933,942
Net increase (decrease) in net assets resulting from operations		$127,770,392

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2016 (Unaudited)	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,836,450	$100,451,366
Net realized gain (loss)	4,456,533	8,687,178
Change in net unrealized appreciation (depreciation)	71,477,409	(37,166,412)
Net increase (decrease) in net assets resulting from operations	127,770,392	71,972,132
Distributions to shareholders from net investment income	(53,031,982)	(100,420,307)
Distributions to shareholders from net realized gain	–	(4,066,945)
Total distributions	(53,031,982)	(104,487,252)
Share transactions
Proceeds from sales of shares	608,142,410	903,464,481
Reinvestment of distributions	26,076,063	54,628,572
Cost of shares redeemed	(205,418,593)	(779,047,770)
Net increase (decrease) in net assets resulting from share transactions	428,799,880	179,045,283
Redemption fees	7,867	27,024
Total increase (decrease) in net assets	503,546,157	146,557,187
Net Assets
Beginning of period	3,069,030,266	2,922,473,079
End of period	$3,572,576,423	$3,069,030,266
Other Information
Undistributed net investment income end of period	$–	$65,070
Distributions in excess of net investment income end of period	$(1,130,462)	$–
Shares
Sold	51,215,199	77,866,216
Issued in reinvestment of distributions	2,193,220	4,701,141
Redeemed	(17,302,750)	(67,085,564)
Net increase (decrease)	36,105,669	15,481,793

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Tax-Free Bond Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.77	$11.91	$11.18	$11.73	$11.45	$10.42
Income from Investment Operations
Net investment income (loss)A	.186	.401	.414	.425	.411	.436
Net realized and unrealized gain (loss)	.265	(.124)	.734	(.551)	.276	1.033
Total from investment operations	.451	.277	1.148	(.126)	.687	1.469
Distributions from net investment income	(.191)	(.401)	(.417)	(.424)	(.407)	(.439)
Distributions from net realized gain	–	(.016)	(.001)	–	–B	–
Total distributions	(.191)	(.417)	(.418)	(.424)	(.407)	(.439)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$12.03	$11.77	$11.91	$11.18	$11.73	$11.45
Total ReturnC,D	3.86%	2.43%	10.45%	(1.03)%	6.09%	14.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.46%	.46%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	3.16%G	3.46%	3.59%	3.77%	3.54%	4.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,572,576	$3,069,030	$2,922,473	$2,259,927	$2,495,456	$2,234,040
Portfolio turnover rateH	8%G	9%	5%	14%	5%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2016

1. Organization.

Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$285,297,859
Gross unrealized depreciation	(1,064,437)
Net unrealized appreciation (depreciation) on securities	$284,233,422
Tax cost	$3,277,401,106

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $535,665,142 and $123,797,098, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,552 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through March 31, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $3,582,545.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11,612.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $6,032.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 to July 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period-B February 1, 2016 to July 31, 2016
Actual	.25%	$1,000.00	$1,038.60	$1.27
Hypothetical-C		$1,000.00	$1,023.62	$1.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Series 1000 Value Index Fund Fidelity® Series 1000 Value Index Fund Class F Semi-Annual Report July 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.5	3.5
Johnson & Johnson	2.7	2.7
Berkshire Hathaway, Inc. Class B	2.6	2.4
AT&T, Inc.	2.5	2.0
JPMorgan Chase & Co.	2.2	2.4
General Electric Co.	2.2	2.9
Procter & Gamble Co.	2.2	2.4
Wells Fargo & Co.	2.1	2.5
Pfizer, Inc.	2.0	2.0
Chevron Corp.	1.8	1.8
	23.8

Market Sectors as of July 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.8	29.1
Energy	12.8	12.6
Health Care	11.8	12.1
Information Technology	9.8	11.5
Industrials	9.5	10.2
Consumer Staples	8.8	7.5
Utilities	6.9	6.9
Consumer Discretionary	4.9	5.1
Telecommunication Services	4.1	2.8
Materials	2.9	2.4

Asset Allocation (% of fund's net assets)

As of July 31, 2016*
Stocks and Equity Futures	100.0%

 * Foreign investments - 6.1%

As of January 31, 2016*
Stocks and Equity Futures	100.5%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.5)%

 * Foreign investments - 6.1%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.4%
BorgWarner, Inc.	32,626	$1,082,531
Gentex Corp.	17,284	305,408
Hertz Global Holdings, Inc. (a)	9,946	484,171
Johnson Controls, Inc.	78,251	3,593,286
Lear Corp.	2,184	247,775
The Goodyear Tire & Rubber Co.	45,558	1,306,148
		7,019,319
Automobiles - 0.9%
Ford Motor Co.	669,994	8,482,124
General Motors Co.	241,792	7,626,120
		16,108,244
Distributors - 0.0%
Genuine Parts Co.	1,433	146,510
Diversified Consumer Services - 0.1%
Graham Holdings Co.	745	374,914
H&R Block, Inc.	38,357	912,513
		1,287,427
Hotels, Restaurants & Leisure - 0.6%
ARAMARK Holdings Corp.	23,520	843,192
Carnival Corp. unit	70,454	3,291,611
Choice Hotels International, Inc.	1,779	85,908
Extended Stay America, Inc. unit	10,911	154,500
Hilton Worldwide Holdings, Inc.	10,817	250,846
Hyatt Hotels Corp. Class A (a)(b)	3,875	195,455
International Game Technology PLC	16,168	337,911
Marriott International, Inc. Class A (b)	4,084	292,823
MGM Mirage, Inc. (a)	73,858	1,771,115
Norwegian Cruise Line Holdings Ltd. (a)	24,657	1,050,388
Royal Caribbean Cruises Ltd.	29,067	2,105,613
Starwood Hotels & Resorts Worldwide, Inc.	11,813	922,123
Wendy's Co.	15,459	149,334
Wynn Resorts Ltd.	1,196	117,148
		11,567,967
Household Durables - 0.4%
CalAtlantic Group, Inc.	11,261	407,761
D.R. Horton, Inc.	25,978	854,157
Garmin Ltd. (b)	19,018	1,033,248
Harman International Industries, Inc.	6,501	537,243
Lennar Corp.:
Class A	14,731	689,411
Class B	803	30,145
Mohawk Industries, Inc. (a)	2,217	463,220
PulteGroup, Inc.	41,343	875,645
Toll Brothers, Inc. (a)	14,086	394,549
Whirlpool Corp.	11,621	2,235,416
		7,520,795
Internet & Catalog Retail - 0.1%
Liberty Interactive Corp.:
(Venture Group) Series A (a)	18,463	696,240
QVC Group Series A (a)	33,137	888,403
		1,584,643
Leisure Products - 0.0%
Brunswick Corp.	2,892	143,501
Vista Outdoor, Inc. (a)	8,599	430,380
		573,881
Media - 1.0%
Clear Channel Outdoor Holding, Inc. Class A	2,861	19,998
Comcast Corp. Class A	31,031	2,086,835
Discovery Communications, Inc.:
Class A (a)(b)	1,801	45,187
Class C (non-vtg.) (a)	2,833	69,522
DISH Network Corp. Class A (a)	8,656	462,404
John Wiley & Sons, Inc. Class A	7,626	440,020
Liberty Broadband Corp.:
Class A (a)	4,368	274,354
Class C (a)(b)	17,631	1,116,219
Liberty Media Corp.:
Liberty SiriusXM Class A (a)	15,622	558,487
Liberty SiriusXM Class C (a)	31,993	1,127,753
Lions Gate Entertainment Corp. (b)	5,739	114,723
Live Nation Entertainment, Inc. (a)	9,670	265,151
News Corp.:
Class A	65,306	847,019
Class B	20,365	273,706
Regal Entertainment Group Class A (b)	9,977	234,659
Tegna, Inc.	37,170	814,023
The Madison Square Garden Co. (a)	3,006	549,467
Thomson Reuters Corp.	51,967	2,189,488
Time Warner, Inc.	46,599	3,571,813
Tribune Media Co. Class A	12,299	455,678
Twenty-First Century Fox, Inc.:
Class A	42,324	1,127,511
Class B	19,555	528,572
Viacom, Inc.:
Class A	204	10,127
Class B (non-vtg.)	7,000	318,290
		17,501,006
Multiline Retail - 0.6%
Dillard's, Inc. Class A	3,264	220,908
JC Penney Corp., Inc. (a)(b)	52,876	510,782
Kohl's Corp. (b)	31,602	1,314,327
Macy's, Inc.	53,504	1,917,048
Target Corp.	90,983	6,853,749
		10,816,814
Specialty Retail - 0.6%
AutoNation, Inc. (a)	6,742	359,686
Bed Bath & Beyond, Inc.	22,722	1,021,354
Best Buy Co., Inc.	47,433	1,593,749
Burlington Stores, Inc. (a)	5,156	394,486
Cabela's, Inc. Class A (a)	7,530	388,774
CST Brands, Inc.	12,799	572,371
Dick's Sporting Goods, Inc.	3,273	167,872
Foot Locker, Inc.	2,345	139,809
GameStop Corp. Class A (b)	17,574	543,915
Gap, Inc. (b)	35,513	915,880
L Brands, Inc.	34,298	2,534,622
Michaels Companies, Inc. (a)	3,690	97,268
Murphy U.S.A., Inc. (a)	2,493	191,064
Penske Automotive Group, Inc.	6,599	261,452
Signet Jewelers Ltd.	1,174	103,206
Staples, Inc.	110,165	1,023,433
Tiffany & Co., Inc. (b)	18,716	1,207,556
Urban Outfitters, Inc. (a)	3,392	101,421
		11,617,918
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	38,726	1,669,478
PVH Corp.	13,812	1,395,841
Ralph Lauren Corp.	9,068	889,480
		3,954,799

TOTAL CONSUMER DISCRETIONARY		89,699,323

CONSUMER STAPLES - 8.8%
Beverages - 0.8%
Brown-Forman Corp.:
Class A	266	28,106
Class B (non-vtg.)	975	95,735
Molson Coors Brewing Co. Class B	29,732	3,037,421
PepsiCo, Inc.	32,358	3,524,433
The Coca-Cola Co.	169,103	7,377,964
		14,063,659
Food & Staples Retailing - 1.7%
CVS Health Corp.	10,670	989,322
Manitowoc Foodservice, Inc. (a)	12,181	223,400
Wal-Mart Stores, Inc.	260,921	19,039,405
Walgreens Boots Alliance, Inc.	117,805	9,336,046
Whole Foods Market, Inc.	45,366	1,382,756
		30,970,929
Food Products - 2.0%
Archer Daniels Midland Co.	99,270	4,475,092
Bunge Ltd.	23,792	1,566,465
ConAgra Foods, Inc.	15,673	732,869
Flowers Foods, Inc.	2,465	45,331
Hormel Foods Corp.	5,868	219,170
Ingredion, Inc.	3,628	483,395
Kellogg Co.	3,292	272,281
Mead Johnson Nutrition Co. Class A	20,485	1,827,262
Mondelez International, Inc.	257,698	11,333,558
Pilgrim's Pride Corp. (b)	8,710	202,508
Pinnacle Foods, Inc.	19,731	990,694
Post Holdings, Inc. (a)	4,652	403,189
The Hain Celestial Group, Inc. (a)	4,444	234,599
The J.M. Smucker Co.	20,006	3,084,125
The Kraft Heinz Co.	89,692	7,748,492
TreeHouse Foods, Inc. (a)	6,394	659,797
Tyson Foods, Inc. Class A	26,552	1,954,227
		36,233,054
Household Products - 2.8%
Clorox Co.	3,299	432,400
Colgate-Palmolive Co.	123,043	9,158,090
Energizer Holdings, Inc.	7,266	374,417
Kimberly-Clark Corp.	9,117	1,181,107
Procter & Gamble Co.	459,245	39,306,780
		50,452,794
Personal Products - 0.1%
Coty, Inc. Class A (b)	3,442	92,487
Edgewell Personal Care Co. (a)	10,068	851,853
Nu Skin Enterprises, Inc. Class A	6,730	359,382
		1,303,722
Tobacco - 1.4%
Philip Morris International, Inc.	238,591	23,921,134
Reynolds American, Inc.	54,631	2,734,828
		26,655,962

TOTAL CONSUMER STAPLES		159,680,120

ENERGY - 12.8%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	75,567	3,614,370
Diamond Offshore Drilling, Inc. (b)	11,053	251,124
Dril-Quip, Inc. (a)	6,499	353,741
Ensco PLC Class A	51,839	475,364
FMC Technologies, Inc. (a)	38,537	978,069
Frank's International NV (b)	6,065	74,721
Halliburton Co.	147,978	6,460,719
Helmerich & Payne, Inc. (b)	16,599	1,028,640
Nabors Industries Ltd.	47,344	426,096
National Oilwell Varco, Inc. (b)	65,160	2,107,926
Noble Corp.	41,583	306,883
Oceaneering International, Inc.	16,628	463,589
Patterson-UTI Energy, Inc.	24,810	481,066
Rowan Companies PLC	21,597	329,138
RPC, Inc. (a)(b)	10,021	145,204
Schlumberger Ltd.	240,033	19,327,457
Superior Energy Services, Inc.	25,832	412,537
Transocean Ltd. (United States) (b)	58,837	646,619
Weatherford International Ltd. (a)(b)	152,438	865,848
		38,749,111
Oil, Gas & Consumable Fuels - 10.7%
Anadarko Petroleum Corp.	88,063	4,802,075
Antero Resources Corp. (a)	27,974	732,639
Apache Corp.	20,131	1,056,878
Cabot Oil & Gas Corp.	23,361	576,316
Cheniere Energy, Inc. (a)	34,151	1,428,536
Chesapeake Energy Corp. (a)(b)	95,831	519,404
Chevron Corp.	324,158	33,219,712
Cimarex Energy Co.	13,640	1,637,073
Concho Resources, Inc. (a)	22,525	2,797,605
ConocoPhillips Co.	213,829	8,728,500
CONSOL Energy, Inc.	39,015	756,111
Continental Resources, Inc. (a)(b)	8,267	364,161
Devon Energy Corp.	82,102	3,142,865
Diamondback Energy, Inc.	9,222	809,599
Energen Corp.	16,546	783,949
EOG Resources, Inc.	84,236	6,882,081
EQT Corp.	29,702	2,164,088
Exxon Mobil Corp.	714,929	63,592,911
Gulfport Energy Corp. (a)	21,381	621,973
Hess Corp.	48,599	2,607,336
HollyFrontier Corp.	27,610	701,846
Kinder Morgan, Inc.	331,655	6,742,546
Kosmos Energy Ltd. (a)	26,977	149,722
Laredo Petroleum, Inc. (a)(b)	23,057	231,031
Marathon Oil Corp.	146,123	1,993,118
Marathon Petroleum Corp.	90,646	3,570,546
Memorial Resource Development Corp. (a)	13,930	208,671
Murphy Oil Corp. (b)	27,867	764,392
Newfield Exploration Co. (a)	25,302	1,095,577
Noble Energy, Inc.	73,378	2,621,062
Occidental Petroleum Corp.	131,473	9,824,977
Parsley Energy, Inc. Class A (a)	23,708	675,915
PBF Energy, Inc. Class A	16,805	375,424
Phillips 66 Co.	77,724	5,911,687
Pioneer Natural Resources Co.	28,041	4,558,625
QEP Resources, Inc.	36,778	669,360
Range Resources Corp.	28,485	1,148,230
Rice Energy, Inc. (a)	20,465	477,244
SM Energy Co.	11,563	313,704
Spectra Energy Corp.	102,026	3,669,875
Targa Resources Corp.	26,699	994,805
Tesoro Corp.	20,436	1,556,201
The Williams Companies, Inc.	98,931	2,371,376
Valero Energy Corp.	80,987	4,234,000
Whiting Petroleum Corp. (a)	34,639	255,289
World Fuel Services Corp.	11,881	565,536
WPX Energy, Inc. (a)	47,444	473,966
		193,378,537

TOTAL ENERGY		232,127,648

FINANCIALS - 27.8%
Banks - 9.8%
Associated Banc-Corp.	25,634	476,792
Bank of America Corp.	1,772,517	25,683,771
Bank of Hawaii Corp. (b)	7,203	496,431
BankUnited, Inc.	17,059	512,111
BB&T Corp.	140,506	5,180,456
BOK Financial Corp. (b)	4,407	287,469
CIT Group, Inc.	34,049	1,176,733
Citigroup, Inc.	506,368	22,183,982
Citizens Financial Group, Inc.	53,295	1,190,077
Comerica, Inc.	29,874	1,351,500
Commerce Bancshares, Inc.	14,150	669,154
Cullen/Frost Bankers, Inc.	9,128	619,700
East West Bancorp, Inc.	24,488	837,979
Fifth Third Bancorp	132,859	2,521,664
First Horizon National Corp.	39,605	576,649
First Niagara Financial Group, Inc.	59,805	608,815
First Republic Bank	4,940	354,050
Huntington Bancshares, Inc.	135,742	1,289,549
JPMorgan Chase & Co.	627,567	40,145,461
KeyCorp	146,636	1,715,641
M&T Bank Corp.	25,836	2,959,772
PacWest Bancorp	20,245	837,131
Peoples United Financial, Inc.	52,738	799,508
PNC Financial Services Group, Inc.	86,140	7,119,471
Popular, Inc.	17,601	592,978
Regions Financial Corp.	219,943	2,016,877
Signature Bank (a)	3,723	447,654
SunTrust Banks, Inc.	86,605	3,662,525
SVB Financial Group (a)	2,314	232,372
Synovus Financial Corp.	21,183	644,811
TCF Financial Corp.	26,984	366,713
U.S. Bancorp	279,759	11,797,437
Wells Fargo & Co.	787,863	37,793,788
Western Alliance Bancorp. (a)	6,977	237,427
Zions Bancorporation	34,369	958,208
		178,344,656
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)	1,194	175,255
Ameriprise Financial, Inc.	18,704	1,792,591
Bank of New York Mellon Corp.	180,566	7,114,300
BlackRock, Inc. Class A	21,531	7,885,729
Charles Schwab Corp.	40,925	1,163,089
E*TRADE Financial Corp. (a)	47,747	1,197,495
Franklin Resources, Inc.	62,447	2,259,957
Goldman Sachs Group, Inc.	66,518	10,563,724
Interactive Brokers Group, Inc.	9,626	335,370
Invesco Ltd.	58,597	1,709,860
Lazard Ltd. Class A	18,901	675,522
Legg Mason, Inc.	18,077	617,149
LPL Financial (b)	12,643	340,729
Morgan Stanley	246,187	7,072,953
Northern Trust Corp.	35,819	2,421,006
Raymond James Financial, Inc.	21,613	1,186,554
State Street Corp.	68,063	4,477,184
T. Rowe Price Group, Inc.	9,776	691,065
TD Ameritrade Holding Corp.	4,662	141,538
		51,821,070
Consumer Finance - 1.4%
Ally Financial, Inc.	75,962	1,370,354
American Express Co.	137,952	8,892,386
Capital One Financial Corp.	88,089	5,909,010
Discover Financial Services	47,489	2,699,275
Navient Corp.	56,057	796,009
OneMain Holdings, Inc. (a)	9,095	262,300
Santander Consumer U.S.A. Holdings, Inc. (a)	18,130	199,249
SLM Corp. (a)	73,220	526,452
Synchrony Financial	144,130	4,018,344
		24,673,379
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class B (a)	326,047	47,038,801
CME Group, Inc.	58,251	5,955,582
IntercontinentalExchange, Inc.	10,578	2,794,708
Leucadia National Corp.	56,185	1,025,938
Moody's Corp.	3,060	324,391
The NASDAQ OMX Group, Inc.	19,177	1,356,965
Voya Financial, Inc.	34,921	895,025
		59,391,410
Insurance - 4.8%
AFLAC, Inc.	69,280	5,007,558
Alleghany Corp. (a)	2,545	1,383,208
Allied World Assurance Co. Holdings AG	15,035	616,285
Allstate Corp.	64,436	4,402,912
American Financial Group, Inc.	11,673	853,296
American International Group, Inc.	191,244	10,411,323
American National Insurance Co.	1,261	144,195
AmTrust Financial Services, Inc.	14,094	336,424
Arch Capital Group Ltd. (a)	20,070	1,457,684
Arthur J. Gallagher & Co.	9,475	466,075
Aspen Insurance Holdings Ltd.	10,329	474,721
Assurant, Inc.	10,548	875,589
Assured Guaranty Ltd.	22,869	612,661
Axis Capital Holdings Ltd.	15,609	867,548
Brown & Brown, Inc.	18,807	689,465
Chubb Ltd.	79,636	9,975,205
Cincinnati Financial Corp.	25,674	1,917,848
CNA Financial Corp.	4,650	148,010
Endurance Specialty Holdings Ltd.	10,897	736,964
Erie Indemnity Co. Class A	1,114	108,827
Everest Re Group Ltd.	7,171	1,355,391
First American Financial Corp.	18,173	759,813
FNF Group	44,952	1,693,342
Hanover Insurance Group, Inc.	7,197	592,601
Hartford Financial Services Group, Inc.	67,728	2,698,961
Lincoln National Corp.	31,605	1,380,190
Loews Corp.	48,572	2,007,481
Markel Corp. (a)	2,362	2,240,948
Mercury General Corp.	4,678	259,021
MetLife, Inc.	160,432	6,856,864
Old Republic International Corp.	41,240	799,231
Principal Financial Group, Inc.	46,343	2,160,974
ProAssurance Corp.	9,029	466,438
Progressive Corp.	90,740	2,949,957
Prudential Financial, Inc.	76,306	5,745,079
Reinsurance Group of America, Inc.	11,337	1,125,197
RenaissanceRe Holdings Ltd.	7,215	847,907
The Travelers Companies, Inc.	50,266	5,841,915
Torchmark Corp.	20,331	1,257,879
Unum Group	40,740	1,361,123
Validus Holdings Ltd.	12,917	638,487
W.R. Berkley Corp.	16,371	952,628
White Mountains Insurance Group Ltd.	801	657,877
XL Group Ltd.	31,660	1,095,753
		87,230,855
Real Estate Investment Trusts - 5.5%
Alexandria Real Estate Equities, Inc. (b)	11,228	1,260,904
American Campus Communities, Inc.	22,345	1,208,194
American Capital Agency Corp.	56,737	1,111,478
American Homes 4 Rent Class A	28,608	620,794
Annaly Capital Management, Inc.	176,659	1,939,716
Apartment Investment & Management Co. Class A	26,650	1,225,101
Apple Hospitality (REIT), Inc.	27,925	568,832
AvalonBay Communities, Inc.	23,683	4,396,749
Boston Properties, Inc.	22,022	3,129,987
Brandywine Realty Trust (SBI)	29,562	498,711
Brixmor Property Group, Inc.	32,655	927,402
Camden Property Trust (SBI)	14,611	1,308,999
Care Capital Properties, Inc.	13,001	384,570
Chimera Investment Corp.	32,219	540,635
Columbia Property Trust, Inc.	21,258	516,569
Communications Sales & Leasing, Inc.	20,993	652,462
Corporate Office Properties Trust (SBI)	16,230	486,251
Corrections Corp. of America	19,910	638,116
Crown Castle International Corp.	6,597	640,107
CubeSmart	9,761	289,999
CyrusOne, Inc.	1,482	81,243
DCT Industrial Trust, Inc.	15,477	777,255
DDR Corp.	52,564	1,037,613
Digital Realty Trust, Inc. (b)	7,504	783,868
Douglas Emmett, Inc.	23,867	907,901
Duke Realty LP	59,250	1,705,808
Empire State Realty Trust, Inc.	8,071	169,410
EPR Properties	10,765	904,475
Equity Commonwealth (a)	20,775	623,666
Equity One, Inc.	15,728	523,271
Equity Residential (SBI)	61,508	4,181,929
Essex Property Trust, Inc.	6,507	1,521,857
Forest City Realty Trust, Inc.	39,001	922,374
General Growth Properties, Inc.	99,481	3,178,418
HCP, Inc.	80,585	3,161,350
Healthcare Trust of America, Inc.	6,159	209,714
Highwoods Properties, Inc. (SBI)	16,352	911,133
Hospitality Properties Trust (SBI)	25,731	821,076
Host Hotels & Resorts, Inc. (b)	127,124	2,255,180
Kilroy Realty Corp.	15,468	1,132,412
Kimco Realty Corp.	70,447	2,261,349
Liberty Property Trust (SBI)	24,972	1,033,341
MFA Financial, Inc.	63,588	478,182
Mid-America Apartment Communities, Inc.	12,884	1,365,962
National Retail Properties, Inc.	24,439	1,299,177
NorthStar Realty Finance Corp.	30,854	413,444
Omega Healthcare Investors, Inc.	19,731	680,720
Outfront Media, Inc.	19,911	463,329
Paramount Group, Inc.	30,968	545,966
Piedmont Office Realty Trust, Inc. Class A	24,888	546,043
Post Properties, Inc.	9,052	575,617
Prologis, Inc.	90,127	4,911,020
Rayonier, Inc.	21,088	574,015
Realty Income Corp.	44,504	3,180,701
Regency Centers Corp.	13,604	1,155,388
Retail Properties America, Inc.	40,466	713,416
Senior Housing Properties Trust (SBI)	35,446	787,256
Simon Property Group, Inc.	4,959	1,125,891
SL Green Realty Corp. (b)	16,698	1,967,358
Sovran Self Storage, Inc.	2,709	277,320
Spirit Realty Capital, Inc.	81,968	1,120,503
Starwood Property Trust, Inc.	39,563	862,473
Store Capital Corp.	25,726	802,394
Sun Communities, Inc.	10,663	843,976
Tanger Factory Outlet Centers, Inc.	1,538	64,196
Taubman Centers, Inc.	5,059	409,374
The Macerich Co.	24,924	2,224,218
Two Harbors Investment Corp.	59,445	520,144
UDR, Inc.	45,375	1,689,311
Ventas, Inc.	40,008	3,047,009
VEREIT, Inc.	155,394	1,718,658
Vornado Realty Trust	29,769	3,197,191
Weingarten Realty Investors (SBI)	19,865	857,969
Welltower, Inc.	61,570	4,884,348
Weyerhaeuser Co.	127,860	4,183,579
WP Carey, Inc.	17,704	1,286,196
		100,222,563
Real Estate Management & Development - 0.1%
Howard Hughes Corp. (a)	6,214	742,324
Jones Lang LaSalle, Inc.	7,677	840,401
Realogy Holdings Corp. (a)	24,647	763,811
		2,346,536
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	81,133	1,172,372
TFS Financial Corp.	9,814	178,615
		1,350,987

TOTAL FINANCIALS		505,381,456

HEALTH CARE - 11.8%
Biotechnology - 0.0%
Alnylam Pharmaceuticals, Inc. (a)	1,698	115,600
Juno Therapeutics, Inc. (a)(b)	1,058	32,724
Opko Health, Inc. (a)(b)	4,700	46,765
United Therapeutics Corp. (a)	5,468	661,683
		856,772
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	253,208	11,331,058
Alere, Inc. (a)	12,111	454,163
Baxter International, Inc.	76,537	3,675,307
Danaher Corp.	76,804	6,254,918
Dentsply Sirona, Inc.	39,740	2,544,950
Hill-Rom Holdings, Inc.	720	38,470
Medtronic PLC	241,816	21,190,336
St. Jude Medical, Inc.	14,577	1,210,474
Teleflex, Inc.	6,089	1,097,908
The Cooper Companies, Inc.	1,822	332,460
Zimmer Biomet Holdings, Inc.	15,021	1,969,854
		50,099,898
Health Care Providers & Services - 1.4%
Acadia Healthcare Co., Inc. (a)(b)	8,216	464,204
Aetna, Inc.	38,890	4,480,517
AmSurg Corp. (a)	4,051	303,866
Anthem, Inc.	33,087	4,345,647
Brookdale Senior Living, Inc. (a)	31,652	584,612
Cardinal Health, Inc.	4,157	347,525
Centene Corp. (a)	7,622	537,732
Cigna Corp.	29,198	3,765,374
DaVita HealthCare Partners, Inc. (a)	17,396	1,348,886
Envision Healthcare Holdings, Inc. (a)	5,278	129,786
Express Scripts Holding Co. (a)	12,677	964,339
HCA Holdings, Inc. (a)	16,978	1,309,513
Humana, Inc.	1,515	261,413
Laboratory Corp. of America Holdings (a)	9,659	1,348,010
LifePoint Hospitals, Inc. (a)	6,921	409,585
MEDNAX, Inc. (a)	4,677	322,292
Premier, Inc. (a)	5,459	178,509
Quest Diagnostics, Inc.	24,732	2,135,856
Universal Health Services, Inc. Class B	11,022	1,427,680
Wellcare Health Plans, Inc. (a)	601	64,187
		24,729,533
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (a)	32,073	452,871
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	41,610	2,001,857
Bio-Rad Laboratories, Inc. Class A (a)	3,525	511,442
PerkinElmer, Inc.	14,631	832,797
QIAGEN NV (a)	38,955	1,043,994
Quintiles Transnational Holdings, Inc. (a)	4,893	379,893
Thermo Fisher Scientific, Inc.	36,911	5,862,943
VWR Corp. (a)	12,621	395,290
		11,028,216
Pharmaceuticals - 7.0%
Allergan PLC (a)	27,831	7,039,851
Endo International PLC (a)	35,198	611,037
Johnson & Johnson	391,834	49,069,372
Mallinckrodt PLC (a)	18,716	1,260,335
Merck & Co., Inc.	477,800	28,027,748
Mylan N.V. (a)	53,890	2,521,513
Perrigo Co. PLC	23,728	2,168,502
Pfizer, Inc.	963,626	35,548,163
		126,246,521

TOTAL HEALTH CARE		213,413,811

INDUSTRIALS - 9.5%
Aerospace & Defense - 1.5%
General Dynamics Corp.	24,609	3,614,816
Huntington Ingalls Industries, Inc.	1,313	226,598
L-3 Communications Holdings, Inc.	13,289	2,015,011
Orbital ATK, Inc.	9,959	867,628
Raytheon Co.	31,643	4,415,148
Spirit AeroSystems Holdings, Inc. Class A (a)	11,019	478,004
Textron, Inc.	31,792	1,239,888
United Technologies Corp.	133,822	14,405,938
		27,263,031
Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	9,246	457,030
Airlines - 0.5%
Alaska Air Group, Inc.	3,643	244,882
American Airlines Group, Inc.	99,535	3,533,493
Copa Holdings SA Class A (b)	5,351	358,517
Delta Air Lines, Inc.	29,196	1,131,345
JetBlue Airways Corp. (a)	50,861	932,282
Spirit Airlines, Inc. (a)	12,265	524,329
United Continental Holdings, Inc. (a)	57,922	2,715,963
		9,440,811
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	7,979	338,868
Lennox International, Inc.	498	78,086
Masco Corp.	19,840	723,763
Owens Corning	19,600	1,037,036
USG Corp. (a)(b)	14,976	421,724
		2,599,477
Commercial Services & Supplies - 0.4%
Clean Harbors, Inc. (a)(b)	8,281	425,809
R.R. Donnelley & Sons Co.	11,529	206,600
Republic Services, Inc.	41,136	2,108,631
Stericycle, Inc. (a)	780	70,411
Tyco International Ltd.	62,376	2,842,474
Waste Management, Inc.	13,203	872,982
		6,526,907
Construction & Engineering - 0.3%
AECOM (a)	25,993	922,492
Chicago Bridge & Iron Co. NV	17,749	600,094
Fluor Corp.	23,838	1,275,810
Jacobs Engineering Group, Inc. (a)	20,470	1,095,554
KBR, Inc.	24,521	343,784
Quanta Services, Inc. (a)	18,033	461,645
Valmont Industries, Inc.	767	100,439
		4,799,818
Electrical Equipment - 0.8%
AMETEK, Inc.	32,715	1,538,586
Eaton Corp. PLC	78,899	5,002,986
Emerson Electric Co.	92,708	5,182,377
Fortive Corp. (a)	38,216	1,842,393
Hubbell, Inc. Class B	3,378	364,250
Regal Beloit Corp.	7,652	466,849
Rockwell Automation, Inc.	4,650	531,960
SolarCity Corp. (a)(b)	11,242	300,161
		15,229,562
Industrial Conglomerates - 2.3%
Carlisle Companies, Inc.	7,487	773,332
General Electric Co.	1,278,951	39,826,534
ITT, Inc.	15,525	492,298
Roper Technologies, Inc.	8,354	1,423,187
		42,515,351
Machinery - 1.9%
AGCO Corp.	11,966	576,283
Allison Transmission Holdings, Inc.	24,111	694,879
Caterpillar, Inc. (b)	96,194	7,961,015
Colfax Corp. (a)	16,892	495,949
Crane Co.	8,366	521,202
Cummins, Inc.	27,257	3,346,342
Deere & Co. (b)	40,869	3,175,930
Donaldson Co., Inc.	1,679	60,662
Dover Corp.	26,562	1,897,324
Flowserve Corp.	8,758	419,070
IDEX Corp.	901	80,901
Ingersoll-Rand PLC	21,944	1,454,009
Lincoln Electric Holdings, Inc.	3,875	240,483
Oshkosh Corp.	12,510	689,176
PACCAR, Inc.	54,005	3,184,675
Parker Hannifin Corp.	23,135	2,641,786
Pentair PLC	28,799	1,837,952
Snap-On, Inc.	2,666	419,015
Stanley Black & Decker, Inc.	22,669	2,758,817
Terex Corp.	18,178	438,817
Timken Co.	12,087	404,310
Trinity Industries, Inc.	25,665	595,685
Xylem, Inc.	14,605	698,265
		34,592,547
Marine - 0.0%
Kirby Corp. (a)(b)	9,070	494,224
Professional Services - 0.1%
Dun & Bradstreet Corp.	3,726	481,586
Manpower, Inc.	12,167	844,390
Nielsen Holdings PLC	13,405	721,993
		2,047,969
Road & Rail - 1.3%
AMERCO	397	157,017
CSX Corp.	164,744	4,667,198
Genesee & Wyoming, Inc. Class A (a)	9,726	629,759
Kansas City Southern	18,457	1,773,902
Norfolk Southern Corp.	50,904	4,570,161
Old Dominion Freight Lines, Inc. (a)	4,384	305,389
Ryder System, Inc.	9,196	606,016
Union Pacific Corp.	122,584	11,406,441
		24,115,883
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	8,339	240,247
Herc Holdings, Inc. (a)	3,315	117,185
MSC Industrial Direct Co., Inc. Class A	4,747	340,977
United Rentals, Inc. (a)	2,216	176,549
WESCO International, Inc. (a)(b)	7,236	403,335
		1,278,293
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	12,753	977,517

TOTAL INDUSTRIALS		172,338,420

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.8%
Arris International PLC (a)	25,059	682,607
Brocade Communications Systems, Inc.	79,644	740,689
Cisco Systems, Inc.	868,148	26,504,558
EchoStar Holding Corp. Class A (a)	7,810	304,200
Harris Corp.	21,373	1,851,329
Juniper Networks, Inc.	63,908	1,450,073
Motorola Solutions, Inc.	26,531	1,840,721
		33,374,177
Electronic Equipment & Components - 0.6%
Arrow Electronics, Inc. (a)	15,531	1,032,656
Avnet, Inc.	21,886	899,515
Corning, Inc.	185,667	4,125,521
Dolby Laboratories, Inc. Class A	8,717	438,552
Fitbit, Inc. (a)(b)	3,986	54,449
FLIR Systems, Inc.	23,366	761,264
Ingram Micro, Inc. Class A	24,765	847,954
IPG Photonics Corp. (a)	966	81,424
Jabil Circuit, Inc.	32,137	653,988
Keysight Technologies, Inc. (a)	29,293	856,527
National Instruments Corp.	3,768	108,066
Trimble Navigation Ltd. (a)	9,045	239,150
Zebra Technologies Corp. Class A (a)	1,631	86,459
		10,185,525
Internet Software & Services - 0.4%
Akamai Technologies, Inc. (a)	3,290	166,244
CommerceHub, Inc.:
Series A,	1,846	26,029
Series C,	3,692	51,688
IAC/InterActiveCorp	2,612	151,392
Pandora Media, Inc. (a)(b)	5,296	72,026
Twitter, Inc. (a)(b)	12,758	212,293
Yahoo!, Inc. (a)	149,635	5,714,561
Yelp, Inc. (a)	2,669	85,862
Zillow Group, Inc.:
Class A (a)(b)	2,710	106,801
Class C (a)(b)	5,427	213,010
		6,799,906
IT Services - 0.8%
Amdocs Ltd.	25,329	1,478,200
Booz Allen Hamilton Holding Corp. Class A	1,152	35,574
Computer Sciences Corp.	23,708	1,133,954
CoreLogic, Inc. (a)	6,243	251,468
Fidelity National Information Services, Inc.	23,973	1,906,573
IBM Corp.	47,464	7,623,668
Leidos Holdings, Inc. (b)	11,255	562,863
Xerox Corp.	172,284	1,774,525
		14,766,825
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	53,517	3,415,990
Applied Materials, Inc.	53,441	1,404,964
Cree, Inc. (a)	10,845	310,167
Cypress Semiconductor Corp.	53,567	623,520
First Solar, Inc. (a)(b)	12,882	601,332
Intel Corp.	741,733	25,856,812
Lam Research Corp. (b)	5,517	495,261
Linear Technology Corp.	21,627	1,297,404
Marvell Technology Group Ltd.	68,578	805,792
Micron Technology, Inc. (a)	178,640	2,454,514
ON Semiconductor Corp. (a)	63,781	639,723
Qorvo, Inc. (a)	21,162	1,338,073
Qualcomm, Inc.	200,903	12,572,510
Skyworks Solutions, Inc.	2,677	176,736
SunPower Corp. (a)(b)	9,891	144,211
Teradyne, Inc.	34,589	683,133
Xilinx, Inc.	29,701	1,517,127
		54,337,269
Software - 1.5%
ANSYS, Inc. (a)	11,140	995,470
Autodesk, Inc. (a)	6,633	394,332
CA Technologies, Inc.	49,904	1,729,174
FireEye, Inc. (a)	19,957	347,651
Nuance Communications, Inc. (a)	9,330	149,933
Oracle Corp.	460,144	18,884,310
Parametric Technology Corp. (a)	10,894	432,819
SS&C Technologies Holdings, Inc.	2,314	74,557
Symantec Corp.	90,156	1,841,887
Synopsys, Inc. (a)	24,310	1,316,630
VMware, Inc. Class A (a)(b)	9,476	691,558
Zynga, Inc. (a)	124,671	357,806
		27,216,127
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	79,372	8,271,356
EMC Corp.	300,702	8,503,853
Hewlett Packard Enterprise Co.	297,710	6,257,864
HP, Inc.	298,706	4,184,871
Lexmark International, Inc. Class A	10,630	389,802
NetApp, Inc.	49,607	1,307,144
Western Digital Corp.	48,691	2,313,309
		31,228,199

TOTAL INFORMATION TECHNOLOGY		177,908,028

MATERIALS - 2.9%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	4,306	643,403
Albemarle Corp. U.S.	19,168	1,613,371
Ashland, Inc.	10,621	1,202,722
Cabot Corp.	10,504	511,440
Celanese Corp. Class A	22,942	1,454,982
CF Industries Holdings, Inc.	39,895	984,609
Eastman Chemical Co.	25,647	1,672,954
FMC Corp.	4,457	211,886
Huntsman Corp.	34,059	526,552
LyondellBasell Industries NV Class A	33,441	2,516,770
Monsanto Co.	26,419	2,820,757
NewMarket Corp.	87	37,231
Platform Specialty Products Corp. (a)(b)	28,252	259,918
Praxair, Inc.	5,949	693,296
The Dow Chemical Co.	193,474	10,383,750
The Mosaic Co. (b)	59,928	1,618,056
The Scotts Miracle-Gro Co. Class A	605	44,619
W.R. Grace & Co.	5,402	404,448
Westlake Chemical Corp.	6,514	297,950
		27,898,714
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	1,038	210,351
Vulcan Materials Co.	1,572	194,897
		405,248
Containers & Packaging - 0.4%
Aptargroup, Inc.	7,875	615,668
Avery Dennison Corp.	857	66,752
Bemis Co., Inc.	13,738	701,188
Graphic Packaging Holding Co.	16,281	222,073
International Paper Co.	70,871	3,246,601
Sonoco Products Co.	16,954	863,467
WestRock Co.	42,895	1,840,624
		7,556,373
Metals & Mining - 0.9%
Alcoa, Inc.	227,261	2,413,512
Compass Minerals International, Inc. (b)	5,789	402,857
Freeport-McMoRan, Inc. (b)	168,631	2,185,458
Newmont Mining Corp.	91,561	4,028,684
Nucor Corp.	54,988	2,949,556
Reliance Steel & Aluminum Co.	11,870	931,083
Royal Gold, Inc.	10,369	876,595
Southern Copper Corp.	8,018	208,388
Steel Dynamics, Inc.	34,090	914,294
Tahoe Resources, Inc.	51,277	796,067
United States Steel Corp.	23,383	642,799
		16,349,293
Paper & Forest Products - 0.0%
Domtar Corp.	10,716	421,889

TOTAL MATERIALS		52,631,517

TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	1,062,374	45,990,170
CenturyLink, Inc.	92,824	2,918,387
Frontier Communications Corp.	199,630	1,038,076
Level 3 Communications, Inc. (a)	50,497	2,555,148
SBA Communications Corp. Class A (a)	7,716	887,340
Verizon Communications, Inc.	351,783	19,492,296
		72,881,417
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	130,236	799,649
T-Mobile U.S., Inc. (a)	18,673	865,307
Telephone & Data Systems, Inc.	16,383	515,901
U.S. Cellular Corp. (a)	2,326	94,087
		2,274,944

TOTAL TELECOMMUNICATION SERVICES		75,156,361

UTILITIES - 6.9%
Electric Utilities - 4.1%
Alliant Energy Corp.	39,716	1,598,569
American Electric Power Co., Inc.	84,721	5,871,165
Duke Energy Corp.	118,643	10,154,654
Edison International	54,481	4,215,740
Entergy Corp.	30,938	2,518,044
Eversource Energy	54,862	3,208,878
Exelon Corp.	152,904	5,700,261
FirstEnergy Corp.	73,409	2,563,442
Great Plains Energy, Inc.	26,400	786,192
Hawaiian Electric Industries, Inc.	18,275	567,439
ITC Holdings Corp.	13,098	605,783
NextEra Energy, Inc.	79,258	10,168,009
OGE Energy Corp.	34,047	1,095,292
PG&E Corp.	85,486	5,465,975
Pinnacle West Capital Corp.	19,495	1,537,571
PPL Corp.	116,869	4,407,130
Southern Co.	161,799	8,656,247
Westar Energy, Inc.	24,218	1,345,794
Xcel Energy, Inc.	87,761	3,859,729
		74,325,914
Gas Utilities - 0.3%
Atmos Energy Corp.	17,318	1,381,803
National Fuel Gas Co.	12,560	709,766
Piedmont Natural Gas Co., Inc.	12,660	757,068
Questar Corp.	29,909	752,810
UGI Corp.	29,454	1,333,088
		4,934,535
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (a)	61,055	838,896
NRG Energy, Inc.	53,735	743,692
The AES Corp.	113,008	1,395,649
		2,978,237
Multi-Utilities - 2.1%
Ameren Corp.	41,839	2,194,037
Avangrid, Inc.	9,665	436,278
CenterPoint Energy, Inc.	74,645	1,785,508
CMS Energy Corp.	48,274	2,181,019
Consolidated Edison, Inc.	52,462	4,201,157
Dominion Resources, Inc.	99,278	7,745,670
DTE Energy Co.	30,889	3,012,295
MDU Resources Group, Inc.	33,101	796,079
NiSource, Inc.	55,108	1,414,071
Public Service Enterprise Group, Inc.	87,081	4,006,597
SCANA Corp.	22,671	1,698,965
Sempra Energy	42,959	4,806,253
Vectren Corp.	14,152	732,083
WEC Energy Group, Inc.	54,368	3,529,027
		38,539,039
Water Utilities - 0.2%
American Water Works Co., Inc.	30,601	2,527,031
Aqua America, Inc.	31,291	1,083,920
		3,610,951

TOTAL UTILITIES		124,388,676

TOTAL COMMON STOCKS
(Cost $1,671,017,352)		1,802,725,360
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.42% to 0.44% 9/15/16 (c)
(Cost $1,998,931)	2,000,000	1,999,456
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.42% (d)	6,747,159	$6,747,159
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	35,568,518	35,568,518
TOTAL MONEY MARKET FUNDS
(Cost $42,315,677)		42,315,677
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $1,715,331,960)		1,847,040,493
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(31,396,687)
NET ASSETS - 100%		$1,815,643,806

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
120 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	13,009,200	$485,646

The face value of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $476,870.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,252
Fidelity Securities Lending Cash Central Fund	152,675
Total	$170,927

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$89,699,323	$89,699,323	$--	$--
Consumer Staples	159,680,120	159,680,120	--	--
Energy	232,127,648	232,127,648	--	--
Financials	505,381,456	505,381,456	--	--
Health Care	213,413,811	213,413,811	--	--
Industrials	172,338,420	172,338,420	--	--
Information Technology	177,908,028	177,908,028	--	--
Materials	52,631,517	52,631,517	--	--
Telecommunication Services	75,156,361	75,156,361	--	--
Utilities	124,388,676	124,388,676	--	--
U.S. Government and Government Agency Obligations	1,999,456	--	1,999,456	--
Money Market Funds	42,315,677	42,315,677	--	--
Total Investments in Securities:	$1,847,040,493	$1,845,041,037	$1,999,456	$--
Derivative Instruments:
Assets
Futures Contracts	$485,646	$485,646	$--	$--
Total Assets	$485,646	$485,646	$--	$--
Total Derivative Instruments:	$485,646	$485,646	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$485,646	$0
Total Equity Risk	485,646	0
Total Value of Derivatives	$485,646	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin is presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $34,918,949) — See accompanying schedule: Unaffiliated issuers (cost $1,673,016,283)	$1,804,724,816
Fidelity Central Funds (cost $42,315,677)	42,315,677
Total Investments (cost $1,715,331,960)		$1,847,040,493
Receivable for fund shares sold		2,045,206
Dividends receivable		2,344,547
Distributions receivable from Fidelity Central Funds		35,410
Receivable for daily variation margin for derivative instruments		18,300
Other receivables		66,837
Total assets		1,851,550,793
Liabilities
Payable for fund shares redeemed	$229,695
Accrued management fee	74,816
Other affiliated payables	33,958
Collateral on securities loaned, at value	35,568,518
Total liabilities		35,906,987
Net Assets		$1,815,643,806
Net Assets consist of:
Paid in capital		$1,643,364,180
Undistributed net investment income		21,516,027
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		18,569,413
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		132,194,186
Net Assets		$1,815,643,806
Series 1000 Value Index:
Net Asset Value, offering price and redemption price per share ($822,496,201 ÷ 74,001,610 shares)		$11.11
Class F:
Net Asset Value, offering price and redemption price per share ($993,147,605 ÷ 89,329,681 shares)		$11.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2016 (Unaudited)
Investment Income
Dividends		$22,304,354
Interest		3,646
Income from Fidelity Central Funds		170,927
Total income		22,478,927
Expenses
Management fee	$432,408
Transfer agent fees	198,131
Independent trustees' fees and expenses	3,909
Miscellaneous	2,387
Total expenses before reductions	636,835
Expense reductions	(63)	636,772
Net investment income (loss)		21,842,155
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,540,364
Foreign currency transactions	(54,464)
Futures contracts	1,594,768
Total net realized gain (loss)		23,080,668
Change in net unrealized appreciation (depreciation) on: Investment securities	200,634,066
Assets and liabilities in foreign currencies	16
Futures contracts	392,301
Total change in net unrealized appreciation (depreciation)		201,026,383
Net gain (loss)		224,107,051
Net increase (decrease) in net assets resulting from operations		$245,949,206

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2016 (Unaudited)	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,842,155	$43,118,718
Net realized gain (loss)	23,080,668	60,928,812
Change in net unrealized appreciation (depreciation)	201,026,383	(188,504,783)
Net increase (decrease) in net assets resulting from operations	245,949,206	(84,457,253)
Distributions to shareholders from net investment income	(2,537,724)	(42,560,163)
Distributions to shareholders from net realized gain	(3,383,631)	(70,518,479)
Total distributions	(5,921,355)	(113,078,642)
Share transactions - net increase (decrease)	(66,430,827)	43,085,220
Total increase (decrease) in net assets	173,597,024	(154,450,675)
Net Assets
Beginning of period	1,642,046,782	1,796,497,457
End of period	$1,815,643,806	$1,642,046,782
Other Information
Undistributed net investment income end of period	$21,516,027	$2,211,596

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series 1000 Value Index Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.68	$10.89	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.26	.24	.04
Net realized and unrealized gain (loss)	1.34	(.78)	1.06	.01
Total from investment operations	1.47	(.52)	1.30	.05
Distributions from net investment income	(.02)	(.26)	(.24)	(.04)
Distributions from net realized gain	(.02)	(.43)	(.18)	–
Total distributions	(.04)	(.69)	(.42)	(.04)
Net asset value, end of period	$11.11	$9.68	$10.89	$10.01
Total ReturnC,D	15.17%	(4.98)%	12.86%	.44%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%G	.10%	.10%	.10%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%	.10%G
Expenses net of all reductions	.10%G	.10%	.10%	.10%G
Net investment income (loss)	2.50%G	2.35%	2.18%	1.91%G
Supplemental Data
Net assets, end of period (000 omitted)	$822,496	$759,885	$852,575	$832,317
Portfolio turnover rateH	27%G	20%	16%	2%I

 A For the period November 7, 2013 (commencement of operations) to January 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series 1000 Value Index Fund Class F

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2016	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.68	$10.89	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.26	.25	.04
Net realized and unrealized gain (loss)	1.35	(.77)	1.06	.01
Total from investment operations	1.48	(.51)	1.31	.05
Distributions from net investment income	(.02)	(.27)	(.25)	(.04)
Distributions from net realized gain	(.02)	(.43)	(.18)	–
Total distributions	(.04)	(.70)	(.43)	(.04)
Net asset value, end of period	$11.12	$9.68	$10.89	$10.01
Total ReturnC,D	15.27%	(4.92)%	12.91%	.44%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.05%	.05%	.05%G
Expenses net of fee waivers, if any	.05%G	.05%	.05%	.05%G
Expenses net of all reductions	.05%G	.05%	.05%	.05%G
Net investment income (loss)	2.55%G	2.40%	2.23%	1.95%G
Supplemental Data
Net assets, end of period (000 omitted)	$993,148	$882,162	$943,923	$823,248
Portfolio turnover rateH	27%G	20%	16%	2%I

 A For the period November 7, 2013 (commencement of operations) to January 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2016

1. Organization.

Fidelity Series 1000 Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series 1000 Value Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$231,100,098
Gross unrealized depreciation	(102,287,773)
Net unrealized appreciation (depreciation) on securities	$128,812,325
Tax cost	$1,718,228,168

The Fund elected to defer to its next fiscal year approximately $1,115,574 of capital losses recognized during the period November 1, 2015 to January 31, 2016.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,594,768 and a change in net unrealized appreciation (depreciation) of $392,301 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $234,553,620 and $283,042,119, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Series 1000 Value Index so that the total expenses do not exceed .10%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives transfer agent fees at an annual rate of .075% of average net assets for Series 1000 Value Index. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Series 1000 Value Index pays a portion of the transfer agent fees at an annual rate of .05% of average net assets.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series 1000 Value Index	$198,131

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,387 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $152,675.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $63.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2016	Year ended January 31, 2016
From net investment income
Series 1000 Value Index	$1,170,407	$19,471,516
Class F	1,367,317	23,088,647
Total	$2,537,724	$42,560,163
From net realized gain
Series 1000 Value Index	$1,560,542	$32,779,436
Class F	1,823,089	37,739,043
Total	$3,383,631	$70,518,479

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2016	Year ended January 31, 2016	Six months ended July 31, 2016	Year ended January 31, 2016
Series 1000 Value Index
Shares sold	2,476,332	7,301,115	$25,385,063	$79,709,449
Reinvestment of distributions	267,740	5,184,647	2,730,949	52,250,952
Shares redeemed	(7,275,120)	(12,239,162)	(75,490,743)	(133,021,064)
Net increase (decrease)	(4,531,048)	246,600	$(47,374,731)	$(1,060,663)
Class F
Shares sold	6,192,929	13,091,142	$64,196,903	$141,800,430
Reinvestment of distributions	312,785	6,037,012	3,190,406	60,827,690
Shares redeemed	(8,342,188)	(14,619,166)	(86,443,405)	(158,482,237)
Net increase (decrease)	(1,836,474)	4,508,988	$(19,056,096)	$44,145,883

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2016 to July 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During Period-B February 1, 2016 to July 31, 2016
Series 1000 Value Index	.10%
Actual		$1,000.00	$1,151.70	$.53
Hypothetical-C		$1,000.00	$1,024.37	$.50
Class F	.05%
Actual		$1,000.00	$1,152.70	$.27
Hypothetical-C		$1,000.00	$1,024.61	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series 1000 Value Index Fund

At its July 2016 meeting, the Board of Trustees, including the Independent Trustees (together, the Board) voted to approve: (i) a new management contract between Fidelity Management & Research Company (FMR) and the fund (New Management Contract) to remove the management fee payable by the fund so that the fund will not pay a management fee to FMR for services rendered under the New Management Contract; and (ii) new sub-advisory agreements (New Sub-Advisory Agreements) that obligate FMR or its affiliates to pay fees payable under each sub-advisory agreement as a percentage of the management fees received by an affiliate of FMR under its management contracts with certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds). The Board considered that the New Management Contract and New Sub-Advisory Agreements (collectively, the New Advisory Contracts) will not take effect unless new management agreements for the Freedom Funds are approved by the Freedom Funds' shareholders.

The Board noted that under the current management contract, the fund pays FMR a monthly management fee. The Board considered that, under the New Management Contract, the fund will no longer pay FMR a management fee. The Board also considered that, under the New Sub-Advisory Agreements, FMR or its affiliates, will pay the fees based on a portion of the management fees received by an affiliate of FMR under its management contracts with the Freedom Funds. The Board noted that, as a result, the New Advisory Contracts are expected to result in an overall decrease in the fees and expenses payable by the fund.

The Board considered that the approval of the New Advisory Contracts will not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature, extent and quality of services provided to the fund; or (iii) the day-to-day management of the fund and the personnel primarily responsible for such management. The Board noted that the New Advisory Contracts provide that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee expenses, custodian fees and expenses, expenses related to proxy solicitations, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses). The Board considered that it approved the continuance of the current management contract and sub-advisory agreements for the fund in September 2015.

In connection with its consideration of future renewals of the New Advisory Contracts, the Board may consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds (including the fund).

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the management fee structures are fair and reasonable, and that the fund's New Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

XS6-SANN-0916
1.967966.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2016